As filed with the Securities and Exchange Commission on September 3, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23237

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-316-8077

Rhonda A. Mills, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA ETF TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2020

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the funds intend to no longer mail paper copies of the funds’ shareholder reports unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Transamerica funds held in your account.

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica ETF Trust	Semi-Annual Report 2020

Dear Shareholder,

On behalf of Transamerica DeltaShares®, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Exchange Traded Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended June 30, 2020.

We believe it is important to understand market conditions over this six-month period to provide a context for reading this report. The period began on January 1, 2020 with equity markets near all-time highs and consensus Wall Street forecasts for solid economic growth in the year ahead and a potential rebound to double-digit corporate earnings growth. Strong jobs numbers and retail sales in January seemed to confirm optimistic sentiment driving stocks to new highs in February as corporate bond credit spreads also approached multi-year lows.

By early February, the spread of COVID-19 began making more headlines and creating volatility in the markets, however, the S&P 500® pressed onward to a new record high on February 19. After the Federal Reserve (“Fed”) cut the Fed Funds rate by 1.50% to a range of 0.00%-0.25% on two unscheduled occasions during the first two weeks of March, the markets quickly realized the potential severity of COVID-19 and the realization of a global pandemic quickly gripped investors. By mid-March, it soon became apparent the economic consequences of the pandemic would be historic.

Between February 19 and March 23, the S&P 500® experienced its fastest 35% price decline ever, and corporate bond credit spreads more than tripled. Then during the final week in March, the Fed responded forcefully with trillions of dollars in large-scale asset purchases, and Congress passed the CARES Act providing more than $2 trillion in fiscal stimulus support to the economy. Stocks and credit spreads began to reverse direction and promptly rally as the nation and much of the world sheltered in place.

Between late March and early June, the S&P 500® experienced its strongest 50-day trading period ever before consolidating during mid-June. Business re-openings throughout the nation played a major role in renewed and favorable market sentiment as did an unexpectedly strong employment report for May. However, by late June fears of a second wave of COVID-19 emerged when national case numbers began to rise again.

Global equity markets also bottomed in late March as investors awaited dramatic reductions in global growth forecasts soon to be released in the upcoming months. However, the combination of heavy doses of fiscal and monetary stimulus in Europe and Japan, as well as the prospect of improving growth rates for 2021, helped most international markets to recover impressively into the mid-year mark. Throughout Asia and parts of Europe, COVID-19 trends and fatality rates also improved meaningfully from the earlier spring months.

For the six-month period ended June 30, 2020, the S&P 500® returned -3.08%, while the MSCI EAFE Index, representing international developed market equities, returned -11.07%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.14%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica ETF Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica ETF Trust

Bloomberg Barclays US Aggregate Bond Index: measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica ETF Trust. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of fund shares; and (ii) ongoing costs, including management fees.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2020, and held for the entire six-month period until June 30, 2020.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your Fund titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund(s).

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period (B)	Ending Account Value June 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
DeltaShares® S&P 400 Managed Risk ETF	$1,000.00	$879.40	$2.10	$1,022.60	$2.26	0.45%
DeltaShares® S&P 500 Managed Risk ETF	1,000.00	942.70	1.69	1,023.10	1.76	0.35
DeltaShares® S&P 600 Managed Risk ETF	1,000.00	852.50	2.07	1,022.60	2.26	0.45
DeltaShares® S&P EM 100 & Managed Risk ETF	1,000.00	911.50	2.85	1,021.90	3.02	0.60
DeltaShares® S&P International Managed Risk ETF	1,000.00	855.50	2.31	1,022.40	2.51	0.50

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The total annual fund operating expenses, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica ETF Trust	Semi-Annual Report 2020

Schedules of Investments Composition

At June 30, 2020

(unaudited)

DeltaShares® S&P 400 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
U.S. Government Obligation	82.9%
Common Stocks	16.8
Short-Term Investment Company	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)^	(0.0)*
Total	100.0%

DeltaShares® S&P 500 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
U.S. Government Obligation	64.9%
Common Stocks	34.6
Short-Term Investment Company	0.4
Other Investment Company	0.0 *
Net Other Assets (Liabilities)^	0.1
Total	100.0%

DeltaShares® S&P 600 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
U.S. Government Obligation	86.8%
Common Stocks	12.9
Other Investment Company	0.5
Short-Term Investment Company	0.3
Net Other Assets (Liabilities)^	(0.5)
Total	100.0%

DeltaShares® S&P EM 100 & Managed Risk ETF

Asset Allocation	Percentage of Net Assets
U.S. Government Obligation	57.5%
Common Stocks	41.1
Preferred Stock	0.6
Other Investment Company	0.3
Short-Term Investment Company	0.1
Net Other Assets (Liabilities)^	0.4
Total	100.0%

DeltaShares® S&P International Managed Risk ETF

Asset Allocation	Percentage of Net Assets
U.S. Government Obligation	68.5%
Common Stocks	30.5
Other Investment Company	0.4
Short-Term Investment Company	0.3
Preferred Stocks	0.2
Right	0.0
Net Other Assets (Liabilities)^	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 16.8%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (A)	578	$ 56,719
Curtiss-Wright Corp.	384	34,284
Hexcel Corp.	769	34,774
Mercury Systems, Inc. (A)	512	40,274

		166,051

Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (A)	840	64,890

Airlines - 0.0% (B)
JetBlue Airways Corp. (A)	2,485	27,086

Auto Components - 0.2%
Adient PLC (A)	804	13,202
Dana, Inc.	1,331	16,225
Delphi Technologies PLC (A) (C)	796	11,311
Gentex Corp.	2,256	58,137
Goodyear Tire & Rubber Co.	2,144	19,178
Lear Corp.	502	54,728
Visteon Corp. (A)	256	17,536

		190,317

Automobiles - 0.1%
Harley-Davidson, Inc.	1,411	33,539
Thor Industries, Inc. (C)	509	54,224

		87,763

Banks - 1.0%
Associated Banc-Corp.	1,416	19,371
BancorpSouth Bank	896	20,375
Bank of Hawaii Corp.	369	22,660
Bank OZK	1,114	26,146
Cathay General Bancorp	696	18,305
CIT Group, Inc.	906	18,781
Commerce Bancshares, Inc. (C)	925	55,010
Cullen / Frost Bankers, Inc.	524	39,148
East West Bancorp, Inc.	1,304	47,257
First Financial Bankshares, Inc.	1,309	37,817
First Horizon National Corp.	2,873	28,615
FNB Corp.	2,977	22,327
Fulton Financial Corp.	1,491	15,700
Glacier Bancorp, Inc.	817	28,832
Hancock Whitney Corp.	795	16,854
Home BancShares, Inc.	1,415	21,763
International Bancshares Corp.	513	16,426
PacWest Bancorp	1,073	21,149
Pinnacle Financial Partners, Inc.	657	27,587
Prosperity Bancshares, Inc.	854	50,711
Signature Bank	494	52,818
Sterling Bancorp	1,792	21,002
Synovus Financial Corp.	1,357	27,859
TCF Financial Corp.	1,402	41,247
Texas Capital Bancshares, Inc. (A)	465	14,355
Trustmark Corp.	584	14,320
UMB Financial Corp.	390	20,104
Umpqua Holdings Corp.	2,029	21,589
United Bankshares, Inc.	1,172	32,418
Valley National Bancorp	3,609	28,222
Webster Financial Corp.	831	23,775
Wintrust Financial Corp.	530	23,119

		875,662

	Shares	Value
COMMON STOCKS (continued)
Beverages - 0.1%
Boston Beer Co., Inc., Class A (A)	89	$ 47,762

Biotechnology - 0.2%
Arrowhead Pharmaceuticals, Inc. (A)	938	40,512
Exelixis, Inc. (A)	2,826	67,089
Ligand Pharmaceuticals, Inc. (A) (C)	148	16,554
United Therapeutics Corp. (A)	406	49,126

		173,281

Building Products - 0.2%
Lennox International, Inc. (C)	321	74,790
Owens Corning	994	55,426
Trex Co., Inc. (A)	533	69,327

		199,543

Capital Markets - 0.5%
Affiliated Managers Group, Inc.	435	32,434
Eaton Vance Corp.	1,050	40,530
Evercore, Inc., Class A	373	21,977
FactSet Research Systems, Inc.	349	114,636
Federated Hermes, Inc., Class B	884	20,951
Interactive Brokers Group, Inc., Class A	707	29,531
Janus Henderson Group PLC	1,414	29,920
Legg Mason, Inc.	770	38,308
SEI Investments Co.	1,145	62,952
Stifel Financial Corp.	631	29,928

		421,167

Chemicals - 0.4%
Ashland Global Holdings, Inc.	557	38,489
Cabot Corp.	520	19,266
Chemours Co.	1,513	23,224
Ingevity Corp. (A)	380	19,977
Minerals Technologies, Inc.	314	14,736
NewMarket Corp.	67	26,832
Olin Corp.	1,454	16,706
PolyOne Corp.	842	22,086
RPM International, Inc.	1,193	89,546
Scotts Miracle-Gro Co.	363	48,813
Sensient Technologies Corp.	390	20,342
Valvoline, Inc.	1,705	32,958

		372,975

Commercial Services & Supplies - 0.3%
Brink’s Co.	465	21,162
Clean Harbors, Inc. (A)	471	28,251
Deluxe Corp.	385	9,063
Healthcare Services Group, Inc.	686	16,779
Herman Miller, Inc.	541	12,773
HNI Corp.	393	12,014
KAR Auction Services, Inc.	1,191	16,388
MSA Safety, Inc.	329	37,651
Stericycle, Inc. (A)	842	47,135
Tetra Tech, Inc.	498	39,402

		240,618

Communications Equipment - 0.2%
Ciena Corp. (A)	1,416	76,691
InterDigital, Inc.	283	16,026
Lumentum Holdings, Inc. (A)	690	56,187
NetScout Systems, Inc. (A)	586	14,978
ViaSat, Inc. (A)	538	20,643

		184,525

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.2%
AECOM (A)	1,475	$ 55,431
Dycom Industries, Inc. (A) (C)	291	11,899
EMCOR Group, Inc.	505	33,401
Fluor Corp.	1,292	15,607
MasTec, Inc. (A) (C)	537	24,095
Valmont Industries, Inc.	197	22,383

		162,816

Construction Materials - 0.0% (B)
Eagle Materials, Inc.	383	26,894

Consumer Finance - 0.1%
FirstCash, Inc.	382	25,777
LendingTree, Inc. (A) (C)	71	20,557
Navient Corp.	1,571	11,044
SLM Corp.	3,456	24,296

		81,674

Containers & Packaging - 0.2%
AptarGroup, Inc.	591	66,180
Greif, Inc., Class A	244	8,396
O-I Glass, Inc.	1,443	12,958
Silgan Holdings, Inc.	715	23,159
Sonoco Products Co.	924	48,316

		159,009

Distributors - 0.1%
Pool Corp.	368	100,048

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (A)	477	14,859
Graham Holdings Co., Class B	39	13,364
Grand Canyon Education, Inc. (A)	436	39,471
Service Corp. International	1,641	63,819
Strategic Education, Inc.	205	31,498
WW International, Inc. (A)	429	10,888

		173,899

Diversified Financial Services - 0.0% (B)
Jefferies Financial Group, Inc.	2,081	32,360

Electric Utilities - 0.2%
ALLETE, Inc.	477	26,049
Hawaiian Electric Industries, Inc. (C)	1,006	36,276
IDACORP, Inc.	465	40,627
OGE Energy Corp.	1,844	55,984
PNM Resources, Inc.	734	28,215

		187,151

Electrical Equipment - 0.3%
Acuity Brands, Inc.	365	34,945
EnerSys	391	25,173
Generac Holdings, Inc. (A)	578	70,475
Hubbell, Inc.	499	62,555
nVent Electric PLC	1,440	26,971
Regal Beloit Corp.	373	32,570

		252,689

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. (A)	725	49,800
Avnet, Inc.	910	25,375
Belden, Inc.	353	11,490
Cognex Corp.	1,582	94,477
Coherent, Inc. (A) (C)	223	29,209

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
II-VI, Inc. (A) (C)	807	$ 38,107
Jabil, Inc.	1,264	40,549
Littelfuse, Inc.	224	38,221
National Instruments Corp.	1,083	41,923
SYNNEX Corp.	379	45,393
Trimble, Inc. (A)	2,301	99,380
Vishay Intertechnology, Inc.	1,221	18,645

		532,569

Energy Equipment & Services - 0.0% (B)
ChampionX Corp. (A)	1,712	16,709
Transocean, Ltd. (A) (C)	5,323	9,741

		26,450

Entertainment - 0.0% (B)
Cinemark Holdings, Inc.	986	11,388
World Wrestling Entertainment, Inc., Class A	427	18,553

		29,941

Equity Real Estate Investment Trusts - 1.6%
American Campus Communities, Inc.	1,268	44,329
Brixmor Property Group, Inc.	2,731	35,011
Camden Property Trust	897	81,824
CoreCivic, Inc.	1,102	10,315
CoreSite Realty Corp.	371	44,913
Corporate Office Properties Trust	1,034	26,202
Cousins Properties, Inc.	1,369	40,837
CyrusOne, Inc.	1,061	77,188
Douglas Emmett, Inc.	1,519	46,573
EastGroup Properties, Inc.	360	42,700
EPR Properties	714	23,655
First Industrial Realty Trust, Inc.	1,172	45,052
GEO Group, Inc.	1,118	13,226
Healthcare Realty Trust, Inc.	1,243	36,408
Highwoods Properties, Inc.	957	35,725
Hudson Pacific Properties, Inc.	1,412	35,526
JBG SMITH Properties	1,083	32,024
Kilroy Realty Corp.	975	57,233
Lamar Advertising Co., Class A	796	53,141
Life Storage, Inc.	432	41,018
Macerich Co. (C)	1,071	9,607
Mack-Cali Realty Corp.	835	12,767
Medical Properties Trust, Inc.	4,868	91,518
National Retail Properties, Inc.	1,584	56,200
Omega Healthcare Investors, Inc.	2,091	62,165
Park Hotels & Resorts, Inc.	2,171	21,471
Pebblebrook Hotel Trust (C)	1,205	16,460
Physicians Realty Trust	1,866	32,692
PotlatchDeltic Corp.	617	23,465
PS Business Parks, Inc.	185	24,494
Rayonier, Inc.	1,276	31,632
Sabra Health Care, Inc.	1,894	27,330
Service Properties Trust	1,516	10,749
Spirit Realty Capital, Inc.	948	33,047
STORE Capital Corp.	2,050	48,811
Taubman Centers, Inc.	568	21,448
Urban Edge Properties	1,020	12,107
Weingarten Realty Investors	1,110	21,012

		1,379,875

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.2%
BJ’S Wholesale Club Holdings, Inc. (A)	1,137	$ 42,376
Casey’s General Stores, Inc.	339	50,687
Grocery Outlet Holding Corp. (A)	586	23,909
Sprouts Farmers Market, Inc. (A)	1,085	27,765

		144,737

Food Products - 0.3%
Darling Ingredients, Inc. (A)	1,511	37,201
Flowers Foods, Inc.	1,774	39,666
Hain Celestial Group, Inc. (A) (C)	723	22,782
Ingredion, Inc.	617	51,211
Lancaster Colony Corp.	183	28,363
Pilgrim’s Pride Corp. (A)	477	8,056
Post Holdings, Inc. (A)	590	51,696
Sanderson Farms, Inc.	182	21,092
Tootsie Roll Industries, Inc. (C)	158	5,415
TreeHouse Foods, Inc. (A)	520	22,776

		288,258

Gas Utilities - 0.3%
National Fuel Gas Co.	833	34,928
New Jersey Resources Corp.	882	28,797
ONE Gas, Inc.	487	37,523
Southwest Gas Holdings, Inc.	508	35,078
Spire, Inc.	472	31,015
UGI Corp.	1,919	61,024

		228,365

Health Care Equipment & Supplies - 0.6%
Avanos Medical, Inc. (A)	440	12,932
Cantel Medical Corp.	342	15,127
Globus Medical, Inc., Class A (A)	697	33,254
Haemonetics Corp. (A)	464	41,556
Hill-Rom Holdings, Inc.	613	67,295
ICU Medical, Inc. (A)	179	32,991
Integra LifeSciences Holdings Corp. (A)	649	30,497
LivaNova PLC (A)	448	21,562
Masimo Corp. (A)	459	104,647
NuVasive, Inc. (A)	472	26,272
Penumbra, Inc. (A)	305	54,540
Quidel Corp. (A)	352	78,756

		519,429

Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (A)	820	20,598
Amedisys, Inc. (A)	298	59,165
Chemed Corp.	146	65,856
Encompass Health Corp.	916	56,728
HealthEquity, Inc. (A)	658	38,605
LHC Group, Inc. (A)	274	47,764
MEDNAX, Inc. (A)	787	13,458
Molina Healthcare, Inc. (A)	545	96,999
Patterson Cos., Inc. (C)	794	17,468
Tenet Healthcare Corp. (A)	965	17,476

		434,117

Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp.	738	15,424
Caesars Entertainment Corp. (A) (C)	5,168	62,688
Choice Hotels International, Inc.	291	22,960
Churchill Downs, Inc.	323	43,007

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	218	$ 24,178
Dunkin’ Brands Group, Inc.	757	49,379
Eldorado Resorts, Inc. (A)	767	30,726
Jack in the Box, Inc.	209	15,485
Marriott Vacations Worldwide Corp.	337	27,705
Papa John’s International, Inc.	205	16,279
Penn National Gaming, Inc. (A) (C)	1,190	36,343
Scientific Games Corp., Class A (A)	505	7,807
Six Flags Entertainment Corp.	726	13,947
Texas Roadhouse, Inc.	600	31,542
Wendy’s Co.	1,641	35,741
Wyndham Destinations, Inc.	784	22,093
Wyndham Hotels & Resorts, Inc.	858	36,568

		491,872

Household Durables - 0.2%
Helen of Troy, Ltd. (A)	233	43,935
KB Home	802	24,605
Taylor Morrison Home Corp. (A)	1,194	23,032
Tempur Sealy International, Inc. (A)	399	28,708
Toll Brothers, Inc.	1,065	34,708
TopBuild Corp. (A)	307	34,928
TRI Pointe Group, Inc. (A)	1,200	17,628

		207,544

Household Products - 0.0% (B)
Energizer Holdings, Inc.	587	27,877

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	506	60,553

Insurance - 0.8%
Alleghany Corp.	132	64,566
American Financial Group, Inc.	687	43,597
Brighthouse Financial, Inc. (A)	865	24,064
Brown & Brown, Inc.	2,167	88,327
CNO Financial Group, Inc.	1,323	20,599
First American Financial Corp.	1,027	49,317
Genworth Financial, Inc., Class A (A)	4,637	10,711
Hanover Insurance Group, Inc.	350	35,465
Kemper Corp.	565	40,974
Mercury General Corp.	250	10,188
Old Republic International Corp.	2,633	42,944
Primerica, Inc.	376	43,842
Reinsurance Group of America, Inc.	625	49,025
RenaissanceRe Holdings, Ltd.	463	79,187
RLI Corp.	368	30,213
Selective Insurance Group, Inc.	550	29,007

		662,026

Interactive Media & Services - 0.0% (B)
TripAdvisor, Inc.	928	17,641
Yelp, Inc. (A)	603	13,948

		31,589

Internet & Direct Marketing Retail - 0.2%
Etsy, Inc. (A)	1,093	116,109
GrubHub, Inc. (A)	847	59,544

		175,653

IT Services - 0.4%
Alliance Data Systems Corp.	391	17,642
CACI International, Inc., Class A (A)	231	50,099

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
KBR, Inc.	1,311	$ 29,563
LiveRamp Holdings, Inc. (A)	602	25,567
MAXIMUS, Inc.	565	39,804
Perspecta, Inc.	1,258	29,224
Sabre Corp.	2,539	20,464
Science Applications International Corp.	455	35,345
WEX, Inc. (A)	401	66,169

		313,877

Leisure Products - 0.2%
Brunswick Corp.	729	46,663
Mattel, Inc. (A)	3,196	30,905
Polaris, Inc.	530	49,052

		126,620

Life Sciences Tools & Services - 0.4%
Bio-Techne Corp.	352	92,953
Charles River Laboratories International, Inc. (A)	456	79,503
PRA Health Sciences, Inc. (A)	586	57,012
Repligen Corp. (A)	434	53,647
Syneos Health, Inc. (A)	576	33,552

		316,667

Machinery - 0.8%
AGCO Corp.	573	31,779
Colfax Corp. (A)	774	21,595
Crane Co.	454	26,995
Donaldson Co., Inc.	1,162	54,056
Graco, Inc.	1,535	73,665
ITT, Inc.	795	46,698
Kennametal, Inc.	764	21,934
Lincoln Electric Holdings, Inc.	547	46,079
Middleby Corp. (A)	512	40,417
Nordson Corp.	473	89,733
Oshkosh Corp.	627	44,906
Terex Corp.	587	11,018
Timken Co.	622	28,295
Toro Co.	987	65,477
Trinity Industries, Inc.	869	18,501
Woodward, Inc.	522	40,481

		661,629

Marine - 0.0% (B)
Kirby Corp. (A)	553	29,619

Media - 0.2%
AMC Networks, Inc., Class A (A)	374	8,748
Cable One, Inc.	48	85,192
John Wiley & Sons, Inc., Class A	402	15,678
New York Times Co., Class A (C)	1,330	55,900
TEGNA, Inc.	2,013	22,425

		187,943

Metals & Mining - 0.3%
Allegheny Technologies, Inc. (A)	1,167	11,892
Carpenter Technology Corp.	440	10,683
Commercial Metals Co.	1,097	22,379
Compass Minerals International, Inc.	312	15,210
Reliance Steel & Aluminum Co.	586	55,629
Royal Gold, Inc.	604	75,089
Steel Dynamics, Inc.	1,938	50,563
U.S. Steel Corp.	2,027	14,635

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Worthington Industries, Inc.	338	$ 12,607

		268,687

Multi-Utilities - 0.1%
Black Hills Corp.	578	32,749
MDU Resources Group, Inc.	1,848	40,989
NorthWestern Corp.	465	25,352

		99,090

Multiline Retail - 0.1%
Nordstrom, Inc. (C)	998	15,459
Ollie’s Bargain Outlet Holdings, Inc. (A)	521	50,876

		66,335

Oil, Gas & Consumable Fuels - 0.2%
Antero Midstream Corp. (C)	2,590	13,209
Cimarex Energy Co.	941	25,868
CNX Resources Corp. (A)	1,724	14,913
EQT Corp.	2,355	28,024
Equitrans Midstream Corp.	3,745	31,121
Murphy Oil Corp. (C)	1,346	18,575
PBF Energy, Inc., Class A	940	9,626
World Fuel Services Corp.	583	15,018
WPX Energy, Inc. (A)	3,763	24,008

		180,362

Paper & Forest Products - 0.1%
Domtar Corp.	509	10,745
Louisiana-Pacific Corp.	1,034	26,522

		37,267

Personal Products - 0.0% (B)
Edgewell Personal Care Co. (A)	501	15,611
Nu Skin Enterprises, Inc., Class A	478	18,274

		33,885

Pharmaceuticals - 0.2%
Catalent, Inc. (A)	1,497	109,730
Nektar Therapeutics (A) (C)	1,640	37,983
Prestige Consumer Healthcare, Inc. (A)	461	17,315

		165,028

Professional Services - 0.2%
ASGN, Inc. (A)	484	32,273
CoreLogic, Inc.	732	49,205
FTI Consulting, Inc. (A)	342	39,176
Insperity, Inc.	336	21,750
ManpowerGroup, Inc.	535	36,781

		179,185

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	476	49,247

Road & Rail - 0.2%
Avis Budget Group, Inc. (A)	493	11,285
Knight-Swift Transportation Holdings, Inc. (C)	1,127	47,007
Landstar System, Inc.	354	39,758
Ryder System, Inc.	495	18,567
Werner Enterprises, Inc.	528	22,984

		139,601

Semiconductors & Semiconductor Equipment - 0.8%
Cabot Microelectronics Corp.	268	37,397
Cirrus Logic, Inc. (A)	538	33,238

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc. (A)	997	$ 59,012
Enphase Energy, Inc. (A)	750	35,677
First Solar, Inc. (A)	703	34,799
MKS Instruments, Inc.	506	57,299
Monolithic Power Systems, Inc.	383	90,771
Semtech Corp. (A)	600	31,332
Silicon Laboratories, Inc. (A)	403	40,409
SolarEdge Technologies, Inc. (A)	457	63,422
Synaptics, Inc. (A)	314	18,878
Teradyne, Inc.	1,527	129,047
Universal Display Corp.	391	58,501

		689,782

Software - 0.7%
ACI Worldwide, Inc. (A)	1,068	28,825
Blackbaud, Inc.	457	26,085
CDK Global, Inc.	1,120	46,390
Ceridian HCM Holding, Inc. (A)	935	74,117
CommVault Systems, Inc. (A)	391	15,132
Fair Isaac Corp. (A)	267	111,617
j2 Global, Inc. (A) (C)	418	26,422
LogMeIn, Inc.	449	38,062
Manhattan Associates, Inc. (A)	585	55,107
Paylocity Holding Corp. (A)	331	48,290
PTC, Inc. (A)	959	74,601
Qualys, Inc. (A)	309	32,142
Teradata Corp. (A)	1,000	20,800

		597,590

Specialty Retail - 0.4%
Aaron’s, Inc.	623	28,284
American Eagle Outfitters, Inc. (C)	1,433	15,620
AutoNation, Inc. (A)	530	19,917
Dick’s Sporting Goods, Inc.	600	24,756
Five Below, Inc. (A) (C)	514	54,952
Foot Locker, Inc.	960	27,994
Murphy USA, Inc. (A)	253	28,485
RH (A) (C)	153	38,082
Sally Beauty Holdings, Inc. (A)	1,040	13,031
Urban Outfitters, Inc. (A) (C)	649	9,878
Williams-Sonoma, Inc.	716	58,719

		319,718

Technology Hardware, Storage & Peripherals - 0.0% (B)
NCR Corp. (A)	1,178	20,403

Textiles, Apparel & Luxury Goods - 0.2%
Carter’s, Inc. (C)	402	32,441
Columbia Sportswear Co.	262	21,112
Deckers Outdoor Corp. (A)	258	50,669
Skechers USA, Inc., Class A (A)	1,255	39,382

		143,604

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.1%
Essent Group, Ltd.	1,019	$ 36,959
New York Community Bancorp, Inc.	4,275	43,605
Washington Federal, Inc.	698	18,734

		99,298

Trading Companies & Distributors - 0.2%
GATX Corp. (C)	322	19,636
MSC Industrial Direct Co., Inc., Class A	419	30,507
Univar Solutions, Inc. (A)	1,276	21,513
Watsco, Inc.	302	53,666

		125,322

Water Utilities - 0.1%
Essential Utilities, Inc.	2,055	86,803

Wireless Telecommunication Services - 0.0% (B)
Telephone & Data Systems, Inc.	899	17,872

Total Common Stocks (Cost $12,974,547)		14,424,469

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 82.9%
U.S. Treasury - 82.9%
U.S. Treasury Note 0.25%, 06/30/2025	$ 71,143,000	71,009,607

Total U.S. Government Obligation (Cost $71,042,955)		71,009,607

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.2%
Money Market Fund - 0.2%
State Street Institutional Treasury Money Market Fund, 0.05% (D)	191,905	191,905

Total Short-Term Investment Company (Cost $191,905)		191,905

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.13% (D)	81,553	81,553

Total Other Investment Company (Cost $81,553)		81,553

Total Investments (Cost $84,290,960)		85,707,534
Net Other Assets (Liabilities) - (0.0)% (B)		(3,881)

Net Assets - 100.0%		$ 85,703,653

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	2	09/18/2020	$342,973	$355,820	$12,847	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$14,424,469	$—	$—	$14,424,469
U.S. Government Obligation	—	71,009,607	—	71,009,607
Short-Term Investment Company	191,905	—	—	191,905
Other Investment Company	81,553	—	—	81,553

Total Investments	$14,697,927	$71,009,607	$—	$85,707,534

Other Financial Instruments
Futures Contracts (F)	$12,847	$—	$—	$12,847

Total Other Financial Instruments	$12,847	$—	$—	$12,847

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $606,750, collateralized by cash collateral of $81,553 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $540,529. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at June 30, 2020.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 34.6%
Aerospace & Defense - 0.6%
Boeing Co.	2,760	$ 505,908
General Dynamics Corp.	1,196	178,754
Howmet Aerospace, Inc.	1,976	31,320
Huntington Ingalls Industries, Inc.	208	36,294
L3 Harris Technologies, Inc.	1,112	188,673
Lockheed Martin Corp.	1,271	463,813
Northrop Grumman Corp.	798	245,337
Raytheon Technologies Corp.	7,573	466,648
Teledyne Technologies, Inc. (A)	189	58,770
Textron, Inc.	1,172	38,570
TransDigm Group, Inc.	259	114,491

		2,328,578

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	693	54,789
Expeditors International of Washington, Inc.	857	65,166
FedEx Corp.	1,238	173,592
United Parcel Service, Inc., Class B	3,626	403,139

		696,686

Airlines - 0.1%
Alaska Air Group, Inc.	631	22,880
American Airlines Group, Inc.	2,559	33,446
Delta Air Lines, Inc.	2,923	81,990
Southwest Airlines Co.	2,762	94,405
United Airlines Holdings, Inc. (A)	1,301	45,028

		277,749

Auto Components - 0.0% (B)
Aptiv PLC	1,380	107,530
BorgWarner, Inc.	1,067	37,665

		145,195

Automobiles - 0.1%
Ford Motor Co.	20,113	122,287
General Motors Co.	6,484	164,045

		286,332

Banks - 1.3%
Bank of America Corp.	40,204	954,845
Citigroup, Inc.	10,719	547,741
Citizens Financial Group, Inc.	2,197	55,452
Comerica, Inc.	716	27,280
Fifth Third Bancorp	3,666	70,680
First Republic Bank	883	93,589
Huntington Bancshares, Inc.	5,222	47,181
JPMorgan Chase & Co.	15,689	1,475,707
KeyCorp	5,022	61,168
M&T Bank Corp.	660	68,620
People’s United Financial, Inc.	2,187	25,304
PNC Financial Services Group, Inc.	2,185	229,884
Regions Financial Corp.	4,928	54,799
SVB Financial Group (A)	265	57,115
Truist Financial Corp.	6,938	260,522
US Bancorp	7,058	259,876
Wells Fargo & Co.	19,211	491,802
Zions Bancorp NA	844	28,696

		4,810,261

Beverages - 0.6%
Brown-Forman Corp., Class B	939	59,777
Coca-Cola Co.	19,903	889,266

	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Constellation Brands, Inc., Class A	865	$ 151,332
Molson Coors Beverage Co., Class B	968	33,260
Monster Beverage Corp. (A)	1,925	133,441
PepsiCo, Inc.	7,144	944,865

		2,211,941

Biotechnology - 0.9%
AbbVie, Inc.	9,074	890,885
Alexion Pharmaceuticals, Inc. (A)	1,137	127,617
Amgen, Inc.	3,029	714,420
Biogen, Inc. (A)	840	224,742
Gilead Sciences, Inc.	6,457	496,802
Incyte Corp. (A)	929	96,588
Regeneron Pharmaceuticals, Inc. (A)	519	323,674
Vertex Pharmaceuticals, Inc. (A)	1,335	387,564

		3,262,292

Building Products - 0.1%
A.O. Smith Corp.	696	32,796
Allegion PLC	475	48,555
Carrier Global Corp.	4,192	93,146
Fortune Brands Home & Security, Inc.	719	45,966
Johnson Controls International PLC	3,830	130,756
Masco Corp.	1,358	68,185
Trane Technologies PLC	1,232	109,623

		529,027

Capital Markets - 0.9%
Ameriprise Financial, Inc.	630	94,525
Bank of New York Mellon Corp.	4,149	160,359
BlackRock, Inc.	794	432,008
Cboe Global Markets, Inc.	565	52,703
Charles Schwab Corp.	5,900	199,066
CME Group, Inc.	1,846	300,049
E*TRADE Financial Corp.	1,138	56,593
Franklin Resources, Inc.	1,428	29,945
Goldman Sachs Group, Inc.	1,594	315,006
Intercontinental Exchange, Inc.	2,818	258,129
Invesco, Ltd.	1,938	20,853
MarketAxess Holdings, Inc.	195	97,679
Moody’s Corp.	830	228,026
Morgan Stanley	6,166	297,818
MSCI, Inc.	438	146,213
Nasdaq, Inc.	591	70,607
Northern Trust Corp.	1,071	84,973
Raymond James Financial, Inc.	628	43,225
S&P Global, Inc.	1,240	408,555
State Street Corp.	1,812	115,153
T. Rowe Price Group, Inc.	1,172	144,742

		3,556,227

Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,137	274,540
Albemarle Corp.	547	42,234
Celanese Corp.	609	52,581
CF Industries Holdings, Inc.	1,101	30,982
Corteva, Inc.	3,853	103,222
Dow, Inc.	3,814	155,459
DuPont de Nemours, Inc.	3,778	200,725
Eastman Chemical Co.	700	48,748

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	1,273	$ 253,263
FMC Corp.	667	66,447
International Flavors & Fragrances, Inc.	550	67,353
Linde PLC	2,704	573,545
LyondellBasell Industries NV, Class A	1,323	86,948
Mosaic Co.	1,795	22,455
PPG Industries, Inc.	1,215	128,863
Sherwin-Williams Co.	416	240,386

		2,347,751

Commercial Services & Supplies - 0.1%
Cintas Corp.	434	115,600
Copart, Inc. (A)	1,064	88,600
Republic Services, Inc.	1,082	88,778
Rollins, Inc.	726	30,775
Waste Management, Inc.	1,999	211,714

		535,467

Communications Equipment - 0.3%
Arista Networks, Inc. (A)	277	58,178
Cisco Systems, Inc.	21,837	1,018,478
F5 Networks, Inc. (A)	314	43,797
Juniper Networks, Inc.	1,706	38,999
Motorola Solutions, Inc.	876	122,754

		1,282,206

Construction & Engineering - 0.0% (B)
Jacobs Engineering Group, Inc.	670	56,816
Quanta Services, Inc.	709	27,814

		84,630

Construction Materials - 0.0% (B)
Martin Marietta Materials, Inc.	320	66,102
Vulcan Materials Co.	682	79,010

		145,112

Consumer Finance - 0.2%
American Express Co.	3,399	323,585
Capital One Financial Corp.	2,344	146,711
Discover Financial Services	1,577	78,992
Synchrony Financial	2,765	61,272

		610,560

Containers & Packaging - 0.1%
Amcor PLC	8,107	82,772
Avery Dennison Corp.	429	48,945
Ball Corp.	1,679	116,674
International Paper Co.	2,024	71,265
Packaging Corp. of America	488	48,702
Sealed Air Corp.	801	26,313
WestRock Co.	1,335	37,727

		432,398

Distributors - 0.0% (B)
Genuine Parts Co.	743	64,611
LKQ Corp. (A)	1,565	41,003

		105,614

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc. (C)	991	14,151

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., Class B (A)	10,010	1,786,885

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	36,687	$ 1,109,048
CenturyLink, Inc.	5,086	51,013
Verizon Communications, Inc.	21,307	1,174,655

		2,334,716

Electric Utilities - 0.7%
Alliant Energy Corp.	1,285	61,474
American Electric Power Co., Inc.	2,552	203,241
Duke Energy Corp.	3,784	302,304
Edison International	1,946	105,687
Entergy Corp.	1,031	96,718
Evergy, Inc.	1,167	69,191
Eversource Energy	1,732	144,224
Exelon Corp.	5,017	182,067
FirstEnergy Corp.	2,790	108,196
NextEra Energy, Inc.	2,520	605,228
NRG Energy, Inc.	1,257	40,928
Pinnacle West Capital Corp.	579	42,435
PPL Corp.	3,958	102,275
Southern Co.	5,437	281,909
Xcel Energy, Inc.	2,703	168,938

		2,514,815

Electrical Equipment - 0.2%
AMETEK, Inc.	1,181	105,546
Eaton Corp. PLC	2,060	180,209
Emerson Electric Co.	3,076	190,804
Rockwell Automation, Inc.	596	126,948

		603,507

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	1,524	146,015
CDW Corp.	733	85,160
Corning, Inc.	3,908	101,217
FLIR Systems, Inc.	674	27,344
IPG Photonics Corp. (A)	183	29,352
Keysight Technologies, Inc. (A)	963	97,051
TE Connectivity, Ltd.	1,698	138,472
Zebra Technologies Corp., Class A (A)	273	69,874

		694,485

Energy Equipment & Services - 0.1%
Baker Hughes Co.	3,373	51,910
Halliburton Co.	4,517	58,631
National Oilwell Varco, Inc.	1,999	24,488
Schlumberger, Ltd.	7,146	131,415
TechnipFMC PLC	2,166	14,815

		281,259

Entertainment - 0.7%
Activision Blizzard, Inc.	3,967	301,095
Electronic Arts, Inc. (A)	1,486	196,226
Live Nation Entertainment, Inc. (A)	732	32,450
Netflix, Inc. (A)	2,265	1,030,666
Take-Two Interactive Software, Inc. (A)	587	81,928
Walt Disney Co.	9,301	1,037,154

		2,679,519

Equity Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc.	650	105,462
American Tower Corp.	2,283	590,247

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Apartment Investment & Management Co., Class A	767	$ 28,870
AvalonBay Communities, Inc.	725	112,114
Boston Properties, Inc.	744	67,243
Crown Castle International Corp.	2,146	359,133
Digital Realty Trust, Inc.	1,382	196,396
Duke Realty Corp.	1,897	67,135
Equinix, Inc.	456	320,249
Equity Residential	1,801	105,935
Essex Property Trust, Inc.	337	77,230
Extra Space Storage, Inc.	665	61,426
Federal Realty Investment Trust	362	30,846
Healthpeak Properties, Inc.	2,772	76,396
Host Hotels & Resorts, Inc.	3,630	39,168
Iron Mountain, Inc. (C)	1,482	38,680
Kimco Realty Corp.	2,227	28,595
Mid-America Apartment Communities, Inc.	589	67,541
Prologis, Inc.	3,803	354,934
Public Storage	774	148,523
Realty Income Corp.	1,768	105,196
Regency Centers Corp.	873	40,062
SBA Communications Corp.	575	171,304
Simon Property Group, Inc.	1,574	107,630
SL Green Realty Corp. (C)	394	19,420
UDR, Inc.	1,518	56,743
Ventas, Inc.	1,921	70,347
Vornado Realty Trust	817	31,218
Welltower, Inc.	2,150	111,262
Weyerhaeuser Co.	3,842	86,291

		3,675,596

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	2,273	689,196
Kroger Co.	4,048	137,025
Sysco Corp.	2,614	142,881
Walgreens Boots Alliance, Inc.	3,794	160,828
Walmart, Inc.	7,291	873,316

		2,003,246

Food Products - 0.4%
Archer-Daniels-Midland Co.	2,860	114,114
Campbell Soup Co.	871	43,228
Conagra Brands, Inc.	2,508	88,206
General Mills, Inc.	3,121	192,410
Hershey Co.	759	98,382
Hormel Foods Corp. (C)	1,443	69,654
J.M. Smucker Co.	587	62,110
Kellogg Co.	1,288	85,085
Kraft Heinz Co.	3,209	102,335
Lamb Weston Holdings, Inc.	752	48,075
McCormick & Co., Inc.	637	114,284
Mondelez International, Inc., Class A	7,350	375,805
Tyson Foods, Inc., Class A	1,515	90,461

		1,484,149

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	630	62,735

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	9,108	832,745
ABIOMED, Inc. (A)	231	55,800

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Align Technology, Inc. (A)	369	$ 101,268
Baxter International, Inc.	2,620	225,582
Becton Dickinson & Co.	1,518	363,212
Boston Scientific Corp. (A)	7,356	258,269
Cooper Cos., Inc.	253	71,761
Danaher Corp.	3,240	572,929
DENTSPLY SIRONA, Inc.	1,128	49,700
DexCom, Inc. (A)	475	192,565
Edwards Lifesciences Corp. (A)	3,191	220,530
Hologic, Inc. (A)	1,330	75,810
IDEXX Laboratories, Inc. (A)	437	144,280
Intuitive Surgical, Inc. (A)	600	341,898
Medtronic PLC	6,905	633,189
ResMed, Inc.	745	143,040
STERIS PLC	437	67,053
Stryker Corp.	1,660	299,115
Teleflex, Inc.	239	86,991
Varian Medical Systems, Inc. (A)	468	57,339
West Pharmaceutical Services, Inc.	379	86,098
Zimmer Biomet Holdings, Inc.	1,065	127,118

		5,006,292

Health Care Providers & Services - 1.0%
AmerisourceBergen Corp.	765	77,089
Anthem, Inc.	1,298	341,348
Cardinal Health, Inc.	1,503	78,442
Centene Corp. (A)	2,982	189,506
Cigna Corp.	1,900	356,535
CVS Health Corp.	6,730	437,248
DaVita, Inc. (A)	439	34,742
HCA Healthcare, Inc.	1,356	131,613
Henry Schein, Inc. (A)	735	42,917
Humana, Inc.	681	264,058
Laboratory Corp. of America Holdings (A)	500	83,055
McKesson Corp.	833	127,799
Quest Diagnostics, Inc.	689	78,518
UnitedHealth Group, Inc.	4,883	1,440,241
Universal Health Services, Inc., Class B	400	37,156

		3,720,267

Health Care Technology - 0.0% (B)
Cerner Corp.	1,567	107,418

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. (C)	2,439	40,048
Chipotle Mexican Grill, Inc. (A)	132	138,912
Darden Restaurants, Inc.	669	50,690
Domino’s Pizza, Inc.	201	74,257
Hilton Worldwide Holdings, Inc.	1,428	104,887
Las Vegas Sands Corp.	1,730	78,784
Marriott International, Inc., Class A	1,386	118,822
McDonald’s Corp.	3,829	706,336
MGM Resorts International (C)	2,540	42,672
Norwegian Cruise Line Holdings, Ltd. (A)	1,320	21,688
Royal Caribbean Cruises, Ltd.	884	44,465
Starbucks Corp.	6,015	442,644
Wynn Resorts, Ltd.	500	37,245
Yum! Brands, Inc.	1,550	134,710

		2,036,160

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.1%
D.R. Horton, Inc.	1,703	$ 94,431
Garmin, Ltd.	748	72,930
Leggett & Platt, Inc.	681	23,937
Lennar Corp., Class A	1,414	87,131
Mohawk Industries, Inc. (A)	306	31,139
Newell Brands, Inc.	1,965	31,204
NVR, Inc. (A)	18	58,657
PulteGroup, Inc.	1,298	44,171
Whirlpool Corp.	320	41,450

		485,050

Household Products - 0.6%
Church & Dwight Co., Inc.	1,266	97,862
Clorox Co.	644	141,274
Colgate-Palmolive Co.	4,410	323,077
Kimberly-Clark Corp.	1,753	247,786
Procter & Gamble Co.	12,747	1,524,159

		2,334,158

Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	3,424	49,614

Industrial Conglomerates - 0.4%
3M Co.	2,962	462,043
General Electric Co.	45,039	307,616
Honeywell International, Inc.	3,614	522,548
Roper Technologies, Inc.	538	208,884

		1,501,091

Insurance - 0.7%
Aflac, Inc.	3,694	133,095
Allstate Corp.	1,617	156,833
American International Group, Inc.	4,435	138,283
Aon PLC, Class A	1,190	229,194
Arthur J. Gallagher & Co.	976	95,150
Assurant, Inc.	307	31,710
Chubb, Ltd.	2,324	294,265
Cincinnati Financial Corp.	777	49,751
Everest Re Group, Ltd.	206	42,477
Globe Life, Inc.	504	37,412
Hartford Financial Services Group, Inc.	1,844	71,086
Lincoln National Corp.	995	36,606
Loews Corp.	1,246	42,725
Marsh & McLennan Cos., Inc.	2,627	282,061
MetLife, Inc.	3,972	145,057
Principal Financial Group, Inc.	1,311	54,459
Progressive Corp.	3,014	241,452
Prudential Financial, Inc.	2,034	123,871
Travelers Cos., Inc.	1,302	148,493
Unum Group	1,047	17,370
W.R. Berkley Corp.	727	41,650
Willis Towers Watson PLC	663	130,578

		2,543,578

Interactive Media & Services - 1.9%
Alphabet, Inc., Class A (A)	1,545	2,190,887
Alphabet, Inc., Class C (A)	1,506	2,128,897
Facebook, Inc., Class A (A)	12,381	2,811,354
Twitter, Inc. (A)	4,040	120,351

		7,251,489

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (A)	2,157	$ 5,950,775
Booking Holdings, Inc. (A)	211	335,984
eBay, Inc.	3,401	178,382
Expedia Group, Inc.	697	57,293

		6,522,434

IT Services - 2.0%
Accenture PLC, Class A	3,280	704,282
Akamai Technologies, Inc. (A)	836	89,527
Automatic Data Processing, Inc.	2,213	329,494
Broadridge Financial Solutions, Inc.	591	74,578
Cognizant Technology Solutions Corp., Class A	2,783	158,130
DXC Technology Co.	1,307	21,565
Fidelity National Information Services, Inc.	3,181	426,540
Fiserv, Inc. (A)	2,896	282,707
FleetCor Technologies, Inc. (A)	432	108,661
Gartner, Inc. (A)	459	55,690
Global Payments, Inc.	1,540	261,215
International Business Machines Corp.	4,572	552,160
Jack Henry & Associates, Inc.	394	72,508
Leidos Holdings, Inc.	688	64,445
Mastercard, Inc., Class A	4,551	1,345,731
Paychex, Inc.	1,644	124,533
PayPal Holdings, Inc. (A)	6,046	1,053,395
VeriSign, Inc. (A)	524	108,379
Visa, Inc., Class A	8,687	1,678,068
Western Union Co.	2,116	45,748

		7,557,356

Leisure Products - 0.0% (B)
Hasbro, Inc.	656	49,167

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,590	140,508
Bio-Rad Laboratories, Inc., Class A (A)	110	49,664
Illumina, Inc. (A)	757	280,355
IQVIA Holdings, Inc. (A)	914	129,678
Mettler-Toledo International, Inc. (A)	123	99,083
PerkinElmer, Inc.	574	56,304
Thermo Fisher Scientific, Inc.	2,034	736,999
Waters Corp. (A)	319	57,548

		1,550,139

Machinery - 0.5%
Caterpillar, Inc.	2,787	352,555
Cummins, Inc.	760	131,678
Deere & Co.	1,611	253,169
Dover Corp.	741	71,551
Flowserve Corp.	670	19,108
Fortive Corp.	1,526	103,249
IDEX Corp.	388	61,319
Illinois Tool Works, Inc.	1,480	258,778
Ingersoll Rand, Inc. (A)	1,780	50,054
Otis Worldwide Corp.	2,096	119,179
PACCAR, Inc.	1,780	133,233
Parker-Hannifin Corp.	661	121,141
Pentair PLC	853	32,405
Snap-on, Inc.	280	38,783
Stanley Black & Decker, Inc.	794	110,668

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	931	$ 53,598
Xylem, Inc.	926	60,153

		1,970,621

Media - 0.4%
Charter Communications, Inc., Class A (A)	776	395,791
Comcast Corp., Class A	23,452	914,159
Discovery, Inc., Class A (A) (C)	824	17,386
Discovery, Inc., Class C (A)	1,629	31,374
DISH Network Corp., Class A (A)	1,324	45,691
Fox Corp., Class A	1,764	47,310
Fox Corp., Class B (A)	820	22,009
Interpublic Group of Cos., Inc.	2,006	34,423
News Corp., Class A	2,002	23,744
News Corp., Class B	627	7,493
Omnicom Group, Inc.	1,103	60,224
ViacomCBS, Inc., Class B (C)	2,783	64,900

		1,664,504

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	7,476	86,497
Newmont Corp.	4,133	255,172
Nucor Corp.	1,551	64,227

		405,896

Multi-Utilities - 0.3%
Ameren Corp.	1,271	89,428
CenterPoint Energy, Inc.	2,805	52,369
CMS Energy Corp.	1,474	86,111
Consolidated Edison, Inc.	1,720	123,720
Dominion Energy, Inc.	4,321	350,779
DTE Energy Co.	992	106,640
NiSource, Inc.	1,971	44,820
Public Service Enterprise Group, Inc.	2,603	127,963
Sempra Energy	1,506	176,548
WEC Energy Group, Inc.	1,624	142,344

		1,300,722

Multiline Retail - 0.2%
Dollar General Corp.	1,296	246,901
Dollar Tree, Inc. (A)	1,222	113,255
Kohl’s Corp.	812	16,865
Target Corp.	2,575	308,820

		685,841

Oil, Gas & Consumable Fuels - 0.9%
Apache Corp.	1,943	26,231
Cabot Oil & Gas Corp.	2,052	35,253
Chevron Corp.	9,613	857,768
Concho Resources, Inc.	1,013	52,170
ConocoPhillips	5,522	232,035
Devon Energy Corp.	1,971	22,351
Diamondback Energy, Inc.	813	34,000
EOG Resources, Inc.	2,997	151,828
Exxon Mobil Corp.	21,771	973,599
Hess Corp.	1,344	69,633
HollyFrontier Corp.	767	22,397
Kinder Morgan, Inc.	10,014	151,912
Marathon Oil Corp.	4,069	24,902
Marathon Petroleum Corp.	3,348	125,148
Noble Energy, Inc.	2,470	22,131

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	4,634	$ 84,802
ONEOK, Inc.	2,265	75,243
Phillips 66	2,248	161,631
Pioneer Natural Resources Co.	849	82,947
Valero Energy Corp.	2,099	123,463
Williams Cos., Inc.	6,247	118,818

		3,448,262

Personal Products - 0.1%
Coty, Inc., Class A	1,532	6,848
Estee Lauder Cos., Inc., Class A	1,157	218,303

		225,151

Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	11,651	685,079
Eli Lilly & Co.	4,336	711,884
Johnson & Johnson	13,566	1,907,787
Merck & Co., Inc.	12,997	1,005,058
Mylan NV (A)	2,662	42,805
Perrigo Co. PLC	702	38,800
Pfizer, Inc.	28,602	935,285
Zoetis, Inc.	2,445	335,063

		5,661,761

Professional Services - 0.1%
Equifax, Inc.	625	107,425
IHS Markit, Ltd.	2,054	155,077
Nielsen Holdings PLC	1,836	27,283
Robert Half International, Inc.	590	31,170
Verisk Analytics, Inc.	835	142,117

		463,072

Real Estate Management & Development - 0.0% (B)
CBRE Group, Inc., Class A (A)	1,726	78,050

Road & Rail - 0.4%
CSX Corp.	3,941	274,845
JB Hunt Transport Services, Inc.	434	52,227
Kansas City Southern	489	73,003
Norfolk Southern Corp.	1,319	231,577
Old Dominion Freight Line, Inc.	486	82,421
Union Pacific Corp.	3,494	590,731

		1,304,804

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (A)	6,031	317,291
Analog Devices, Inc.	1,897	232,648
Applied Materials, Inc.	4,719	285,264
Broadcom, Inc.	2,059	649,841
Intel Corp.	21,801	1,304,354
KLA Corp.	798	155,195
Lam Research Corp.	747	241,625
Maxim Integrated Products, Inc.	1,373	83,218
Microchip Technology, Inc.	1,263	133,006
Micron Technology, Inc. (A)	5,727	295,055
NVIDIA Corp.	3,167	1,203,175
Qorvo, Inc. (A)	591	65,323
QUALCOMM, Inc.	5,792	528,288
Skyworks Solutions, Inc.	859	109,832
Texas Instruments, Inc.	4,726	600,060
Xilinx, Inc.	1,252	123,184

		6,327,359

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 3.2%
Adobe, Inc. (A)	2,481	$ 1,080,004
ANSYS, Inc. (A)	442	128,945
Autodesk, Inc. (A)	1,129	270,046
Cadence Design Systems, Inc. (A)	1,438	137,990
Citrix Systems, Inc.	598	88,450
Fortinet, Inc. (A)	691	94,854
Intuit, Inc.	1,343	397,783
Microsoft Corp.	39,048	7,946,658
Norton Lifelock, Inc.	2,790	55,326
Oracle Corp.	10,717	592,329
Paycom Software, Inc. (A)	248	76,813
salesforce.com, Inc. (A)	4,639	869,024
ServiceNow, Inc. (A)	982	397,769
Synopsys, Inc. (A)	776	151,320
Tyler Technologies, Inc. (A)	205	71,110

		12,358,421

Specialty Retail - 0.8%
Advance Auto Parts, Inc.	356	50,712
AutoZone, Inc. (A)	120	135,374
Best Buy Co., Inc.	1,170	102,106
CarMax, Inc. (A)	838	75,043
Gap, Inc.	1,096	13,832
Home Depot, Inc.	5,538	1,387,324
L Brands, Inc.	1,202	17,994
Lowe’s Cos., Inc.	3,888	525,347
O’Reilly Automotive, Inc. (A)	382	161,078
Ross Stores, Inc.	1,830	155,989
Tiffany & Co.	562	68,530
TJX Cos., Inc.	6,168	311,854
Tractor Supply Co.	595	78,415
Ulta Beauty, Inc. (A)	290	58,992

		3,142,590

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	20,979	7,653,139
Hewlett Packard Enterprise Co.	6,615	64,364
HP, Inc.	7,363	128,337
NetApp, Inc.	1,139	50,537
Seagate Technology PLC	1,163	56,301
Western Digital Corp.	1,543	68,123
Xerox Holdings Corp. (A)	943	14,419

		8,035,220

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. (C)	1,792	20,232
NIKE, Inc., Class B	6,385	626,049
PVH Corp.	365	17,538
Ralph Lauren Corp.	246	17,840
Tapestry, Inc.	1,422	18,884
Under Armour, Inc., Class A (A)	970	9,448
Under Armour, Inc., Class C (A)	1,012	8,946
VF Corp.	1,642	100,064

		819,001

Tobacco - 0.3%
Altria Group, Inc.	9,569	375,583
Philip Morris International, Inc.	8,018	561,741

		937,324

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.1%
Fastenal Co.	2,949	$ 126,335
United Rentals, Inc. (A)	371	55,294
WW Grainger, Inc.	223	70,058

		251,687

Water Utilities - 0.0% (B)
American Water Works Co., Inc.	932	119,911

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	2,932	305,368

Total Common Stocks (Cost $115,219,144)		132,002,867

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 64.9%
U.S. Treasury - 64.9%
U.S. Treasury Note 0.25%, 06/30/2025	$ 248,041,000	247,575,923

Total U.S. Government Obligation (Cost $247,692,192)		247,575,923

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.4%
Money Market Fund - 0.4%
State Street Institutional Treasury Money Market Fund, 0.05% (D)	1,488,050	1,488,050

Total Short-Term Investment Company (Cost $1,488,050)		1,488,050

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.13% (D)	52,444	52,444

Total Other Investment Company (Cost $52,444)		52,444

Total Investments (Cost $364,451,830)		381,119,284
Net Other Assets (Liabilities) - 0.1%		231,973

Net Assets - 100.0%		$ 381,351,257

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	11	09/18/2020	$1,666,932	$1,699,610	$32,678	$—

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$132,002,867	$—	$—	$132,002,867
U.S. Government Obligation	—	247,575,923	—	247,575,923
Short-Term Investment Company	1,488,050	—	—	1,488,050
Other Investment Company	52,444	—	—	52,444

Total Investments	$133,543,361	$247,575,923	$—	$381,119,284

Other Financial Instruments
Futures Contracts (F)	$32,678	$—	$—	$32,678

Total Other Financial Instruments	$32,678	$—	$—	$32,678

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $250,646, collateralized by cash collateral of $52,444 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $204,376. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at June 30, 2020.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 12.9%
Aerospace & Defense - 0.2%
AAR Corp.	217	$ 4,485
Aerojet Rocketdyne Holdings, Inc. (A)	477	18,908
AeroVironment, Inc. (A)	142	11,308
Cubic Corp.	206	9,894
Kaman Corp.	184	7,654
Moog, Inc., Class A	198	10,490
National Presto Industries, Inc.	33	2,884
Park Aerospace Corp.	129	1,437
Triumph Group, Inc.	342	3,082

		70,142

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (A)	171	7,358
Echo Global Logistics, Inc. (A)	180	3,892
Forward Air Corp.	186	9,266
Hub Group, Inc., Class A (A)	220	10,529

		31,045

Airlines - 0.1%
Allegiant Travel Co.	87	9,501
Hawaiian Holdings, Inc.	307	4,310
SkyWest, Inc.	332	10,830

		24,641

Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc. (A)	742	5,639
Cooper Tire & Rubber Co.	331	9,139
Cooper-Standard Holdings, Inc. (A)	111	1,471
Dorman Products, Inc. (A)	192	12,877
Fox Factory Holding Corp. (A)	270	22,305
Garrett Motion, Inc. (A)	493	2,731
Gentherm, Inc. (A)	216	8,402
LCI Industries	165	18,972
Motorcar Parts of America, Inc. (A)	125	2,209
Standard Motor Products, Inc.	133	5,480

		89,225

Automobiles - 0.0% (B)
Winnebago Industries, Inc.	222	14,790

Banks - 1.0%
Allegiance Bancshares, Inc.	126	3,199
Ameris Bancorp	432	10,191
Banc of California, Inc.	296	3,206
Banner Corp.	233	8,854
Berkshire Hills Bancorp, Inc.	283	3,119
Boston Private Financial Holdings, Inc.	539	3,708
Brookline Bancorp, Inc.	526	5,302
Cadence BanCorp	830	7,354
Central Pacific Financial Corp.	187	2,998
City Holding Co.	108	7,038
Columbia Banking System, Inc.	476	13,492
Community Bank System, Inc.	341	19,444
Customers Bancorp, Inc. (A)	190	2,284
CVB Financial Corp.	848	15,891
Dime Community Bancshares, Inc.	189	2,595
Eagle Bancorp, Inc.	221	7,238
First BanCorp	1,433	8,010
First Commonwealth Financial Corp.	648	5,365
First Financial Bancorp	645	8,959
First Midwest Bancorp, Inc.	752	10,039

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Franklin Financial Network, Inc.	88	$ 2,266
Great Western Bancorp, Inc.	371	5,105
Hanmi Financial Corp.	205	1,991
Heritage Financial Corp.	241	4,820
Hope Bancorp, Inc.	812	7,487
Independent Bank Corp.	217	14,559
Independent Bank Group, Inc.	241	9,765
National Bank Holdings Corp., Class A	206	5,562
NBT Bancorp, Inc.	289	8,890
OFG Bancorp	339	4,532
Old National Bancorp	1,085	14,930
Pacific Premier Bancorp, Inc.	532	11,534
Preferred Bank	90	3,856
S&T Bancorp, Inc.	254	5,956
Seacoast Banking Corp. of Florida (A)	339	6,916
ServisFirst Bancshares, Inc.	304	10,871
Simmons First National Corp., Class A	718	12,285
Southside Bancshares, Inc.	209	5,793
Tompkins Financial Corp.	81	5,246
Triumph Bancorp, Inc. (A)	154	3,738
United Community Banks, Inc.	521	10,482
Veritex Holdings, Inc.	311	5,505
Westamerica BanCorp	178	10,221

		320,596

Beverages - 0.0% (B)
Coca-Cola Consolidated, Inc.	31	7,105
MGP Ingredients, Inc.	88	3,230
National Beverage Corp. (A) (C)	77	4,699

		15,034

Biotechnology - 0.3%
Anika Therapeutics, Inc. (A)	94	3,547
Coherus Biosciences, Inc. (A) (C)	395	7,055
Cytokinetics, Inc. (A) (C)	390	9,192
Eagle Pharmaceuticals, Inc. (A)	67	3,215
Emergent BioSolutions, Inc. (A)	294	23,249
Enanta Pharmaceuticals, Inc. (A)	105	5,272
Momenta Pharmaceuticals, Inc. (A)	775	25,784
Myriad Genetics, Inc. (A)	491	5,568
REGENXBIO, Inc. (A)	207	7,624
Spectrum Pharmaceuticals, Inc. (A)	756	2,555
Vanda Pharmaceuticals, Inc. (A)	352	4,027
Xencor, Inc. (A)	325	10,527

		107,615

Building Products - 0.3%
AAON, Inc.	268	14,550
American Woodmark Corp. (A)	103	7,792
Apogee Enterprises, Inc.	175	4,032
Gibraltar Industries, Inc. (A)	213	10,226
Griffon Corp.	281	5,204
Insteel Industries, Inc.	121	2,307
Patrick Industries, Inc.	147	9,004
PGT Innovations, Inc. (A)	385	6,037
Quanex Building Products Corp.	219	3,040
Resideo Technologies, Inc. (A)	811	9,505
Simpson Manufacturing Co., Inc.	261	22,018
UFP Industries, Inc.	405	20,051

		113,766

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 0.1%
Blucora, Inc. (A)	323	$ 3,689
Brightsphere Investment Group (A)	411	5,121
Donnelley Financial Solutions, Inc. (A)	206	1,730
Greenhill & Co., Inc.	98	979
Piper Sandler Cos.	96	5,679
StoneX Group, Inc. (A)	107	5,885
Virtus Investment Partners, Inc.	48	5,582
Waddell & Reed Financial, Inc., Class A (C)	432	6,700
WisdomTree Investments, Inc.	778	2,700

		38,065

Chemicals - 0.4%
AdvanSix, Inc. (A)	184	2,160
American Vanguard Corp.	175	2,408
Balchem Corp.	212	20,110
Ferro Corp. (A)	541	6,460
FutureFuel Corp.	170	2,032
GCP Applied Technologies, Inc. (A)	355	6,596
Hawkins, Inc.	62	2,640
HB Fuller Co.	336	14,986
Innospec, Inc.	162	12,515
Koppers Holdings, Inc. (A)	136	2,562
Kraton Corp. (A)	209	3,612
Livent Corp. (A) (C)	963	5,932
Quaker Chemical Corp. (C)	85	15,780
Rayonier Advanced Materials, Inc.	329	924
Stepan Co.	132	12,817
Tredegar Corp.	163	2,510
Trinseo SA (C)	258	5,717

		119,761

Commercial Services & Supplies - 0.2%
ABM Industries, Inc.	438	15,899
Brady Corp., Class A	319	14,935
Harsco Corp. (A)	518	6,998
Interface, Inc.	385	3,134
Matthews International Corp., Class A	207	3,954
Pitney Bowes, Inc.	1,137	2,956
R.R. Donnelley & Sons Co.	468	557
Team, Inc. (A)	200	1,114
UniFirst Corp.	101	18,074
US Ecology, Inc.	168	5,692
Viad Corp.	134	2,549

		75,862

Communications Equipment - 0.1%
ADTRAN, Inc.	315	3,443
Applied Optoelectronics, Inc. (A) (C)	126	1,370
CalAmp Corp. (A)	225	1,802
Comtech Telecommunications Corp.	161	2,719
Digi International, Inc. (A)	187	2,179
Extreme Networks, Inc. (A)	792	3,437
Harmonic, Inc. (A)	632	3,002
NETGEAR, Inc. (A)	199	5,152
Plantronics, Inc. (C)	216	3,171
Viavi Solutions, Inc. (A)	1,502	19,135

		45,410

Construction & Engineering - 0.1%
Aegion Corp. (A)	203	3,222
Arcosa, Inc.	319	13,462

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Comfort Systems USA, Inc.	242	$ 9,861
Granite Construction, Inc. (C)	308	5,895
MYR Group, Inc. (A)	110	3,510

		35,950

Construction Materials - 0.0% (B)
US Concrete, Inc. (A) (C)	105	2,604

Consumer Finance - 0.1%
Encore Capital Group, Inc. (A)	182	6,221
Enova International, Inc. (A)	198	2,944
EZCORP, Inc., Class A (A)	347	2,186
Green Dot Corp., Class A (A)	321	15,755
PRA Group, Inc. (A)	299	11,559
World Acceptance Corp. (A) (C)	37	2,424

		41,089

Containers & Packaging - 0.0% (B)
Myers Industries, Inc.	234	3,405

Distributors - 0.0% (B)
Core-Mark Holding Co., Inc.	300	7,487

Diversified Consumer Services - 0.0% (B)
American Public Education, Inc. (A)	102	3,019
Perdoceo Education Corp. (A)	464	7,391
Regis Corp. (A) (C)	159	1,301

		11,711

Diversified Telecommunication Services - 0.2%
ATN International, Inc.	72	4,361
Cincinnati Bell, Inc. (A)	332	4,930
Cogent Communications Holdings, Inc.	275	21,274
Consolidated Communications Holdings, Inc. (A)	475	3,216
Iridium Communications, Inc. (A)	640	16,282
Vonage Holdings Corp. (A)	1,520	15,291

		65,354

Electric Utilities - 0.1%
E.I. Paso Electric Co.	269	18,023

Electrical Equipment - 0.1%
AZZ, Inc.	172	5,903
Encore Wire Corp.	138	6,737
Powell Industries, Inc.	58	1,589
Sunrun, Inc. (A)	514	10,136
Vicor Corp. (A)	121	8,706

		33,071

Electronic Equipment, Instruments & Components - 0.5%
Arlo Technologies, Inc. (A)	514	1,326
Badger Meter, Inc.	192	12,081
Bel Fuse, Inc., Class B	67	719
Benchmark Electronics, Inc.	248	5,357
CTS Corp.	215	4,309
Daktronics, Inc.	247	1,074
ePlus, Inc. (A)	89	6,291
Fabrinet (A)	244	15,231
FARO Technologies, Inc. (A)	115	6,164
Insight Enterprises, Inc. (A)	236	11,611
Itron, Inc. (A)	232	15,370
Knowles Corp. (A)	567	8,652
Methode Electronics, Inc.	245	7,659
MTS Systems Corp.	117	2,058

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
OSI Systems, Inc. (A)	113	$ 8,434
PC Connection, Inc.	73	3,384
Plexus Corp. (A)	192	13,548
Rogers Corp. (A)	122	15,201
Sanmina Corp. (A)	449	11,243
ScanSource, Inc. (A)	167	4,023
TTM Technologies, Inc. (A)	647	7,673

		161,408

Energy Equipment & Services - 0.2%
Archrock, Inc.	841	5,458
Core Laboratories NV	293	5,954
DMC Global, Inc.	97	2,677
Dril-Quip, Inc. (A)	239	7,120
Exterran Corp. (A)	186	1,002
Geospace Technologies Corp. (A)	90	677
Helix Energy Solutions Group, Inc. (A)	932	3,234
Helmerich & Payne, Inc.	713	13,911
Matrix Service Co. (A)	179	1,740
Nabors Industries, Ltd. (C)	45	1,666
Newpark Resources, Inc. (A)	592	1,320
Oceaneering International, Inc. (A)	652	4,166
Oil States International, Inc. (A)	399	1,895
Patterson-UTI Energy, Inc.	1,229	4,265
ProPetro Holding Corp. (A)	543	2,791
RPC, Inc. (C)	339	1,044
SEACOR Holdings, Inc. (A)	116	3,285
US Silica Holdings, Inc. (C)	485	1,751
Valaris PLC (A) (C)	1,305	851

		64,807

Entertainment - 0.0% (B)
Glu Mobile, Inc. (A)	867	8,037
Marcus Corp.	152	2,017

		10,054

Equity Real Estate Investment Trusts - 1.0%
Acadia Realty Trust	573	7,438
Agree Realty Corp.	355	23,327
Alexander & Baldwin, Inc.	448	5,461
American Assets Trust, Inc.	316	8,797
Armada Hoffler Properties, Inc.	365	3,632
Brandywine Realty Trust	1,124	12,240
CareTrust, Inc.	630	10,811
Cedar Realty Trust, Inc.	567	561
Chatham Lodging Trust	309	1,891
Community Healthcare Trust, Inc.	134	5,481
DiamondRock Hospitality Co.	1,320	7,300
Diversified Healthcare Trust	1,559	6,899
Easterly Government Properties, Inc.	489	11,306
Essential Properties Realty Trust, Inc.	606	8,993
Four Corners Property Trust, Inc.	454	11,078
Franklin Street Properties Corp.	707	3,599
Getty Realty Corp.	226	6,708
Global Net Lease, Inc.	590	9,871
Hersha Hospitality Trust	237	1,365
Independence Realty Trust, Inc.	624	7,170
Industrial Logistics Properties Trust	430	8,836
Innovative Industrial Properties, Inc. (C)	123	10,826
Investors Real Estate Trust	77	5,428

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
iStar, Inc. (C)	479	$ 5,901
Kite Realty Group Trust	554	6,393
Lexington Realty Trust	1,820	19,201
LTC Properties, Inc.	262	9,870
National Storage Affiliates Trust	408	11,693
NexPoint Residential Trust, Inc.	149	5,267
Office Properties Income Trust	318	8,258
Pennsylvania Real Estate Investment Trust	394	536
Retail Opportunity Investments Corp.	765	8,667
Retail Properties of America, Inc., Class A	1,412	10,336
RPT Realty	530	3,689
Safehold, Inc. (C)	87	5,002
Saul Centers, Inc.	78	2,517
SITE Centers Corp.	981	7,945
Summit Hotel Properties, Inc.	693	4,109
Tanger Factory Outlet Centers, Inc. (C)	613	4,371
Uniti Group, Inc.	1,275	11,921
Universal Health Realty Income Trust	83	6,598
Urstadt Biddle Properties, Inc., Class A	197	2,340
Washington Prime Group, Inc. (C)	1,231	1,035
Washington Real Estate Investment Trust	542	12,032
Whitestone, REIT	278	2,021
Xenia Hotels & Resorts, Inc.	743	6,932

		335,652

Food & Staples Retailing - 0.1%
Andersons, Inc.	215	2,958
Chefs’ Warehouse, Inc. (A)	204	2,770
PriceSmart, Inc.	147	8,869
SpartanNash Co.	240	5,100
United Natural Foods, Inc. (A)	352	6,410

		26,107

Food Products - 0.2%
B&G Foods, Inc. (C)	422	10,288
Cal-Maine Foods, Inc. (A)	200	8,896
Calavo Growers, Inc.	108	6,794
Fresh Del Monte Produce, Inc. (C)	200	4,924
J&J Snack Foods Corp.	98	12,459
John B Sanfilippo & Son, Inc.	58	4,949
Seneca Foods Corp., Class A (A)	45	1,522

		49,832

Gas Utilities - 0.1%
NorthWest Natural Holding Co.	201	11,214
South Jersey Industries, Inc.	609	15,219

		26,433

Health Care Equipment & Supplies - 0.5%
AngioDynamics, Inc. (A)	248	2,522
Cardiovascular Systems, Inc. (A)	232	7,320
CONMED Corp.	187	13,462
CryoLife, Inc. (A)	247	4,735
Cutera, Inc. (A)	115	1,400
Glaukos Corp. (A) (C)	257	9,874
Heska Corp. (A) (C)	56	5,218
Inogen, Inc. (A)	120	4,262
Integer Holdings Corp. (A)	215	15,706
Invacare Corp.	222	1,414
Lantheus Holdings, Inc. (A)	435	6,220

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc.	108	$ 2,851
Meridian Bioscience, Inc. (A)	282	6,568
Merit Medical Systems, Inc. (A)	364	16,617
Mesa Laboratories, Inc.	26	5,637
Natus Medical, Inc. (A)	225	4,909
Neogen Corp. (A)	346	26,850
OraSure Technologies, Inc. (A)	469	5,454
Orthofix Medical, Inc. (A)	126	4,032
Surmodics, Inc. (A)	89	3,848
Tactile Systems Technology, Inc. (A) (C)	125	5,179
Varex Imaging Corp. (A)	253	3,833
Zynex, Inc. (A) (C)	99	2,462

		160,373

Health Care Providers & Services - 0.4%
Addus HomeCare Corp. (A)	89	8,238
AMN Healthcare Services, Inc. (A)	308	13,934
BioTelemetry, Inc. (A)	224	10,122
Community Health Systems, Inc. (A) (C)	788	2,372
Convetrus, Inc. (A)	643	11,503
CorVel Corp. (A)	59	4,182
Cross Country Healthcare, Inc. (A)	243	1,497
Ensign Group, Inc.	331	13,852
Hanger, Inc. (A)	246	4,074
Magellan Health, Inc. (A)	144	10,509
Owens & Minor, Inc.	414	3,155
Pennant Group, Inc. (A)	173	3,910
Providence Service Corp. (A)	76	5,997
RadNet, Inc. (A)	275	4,364
Select Medical Holdings Corp. (A)	709	10,444
Tivity Health, Inc. (A)	285	3,229
US Physical Therapy, Inc.	84	6,806

		118,188

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (A)	1,071	7,251
Computer Programs & Systems, Inc.	82	1,869
HealthStream, Inc. (A)	169	3,740
HMS Holdings Corp. (A)	581	18,818
NextGen Healthcare, Inc. (A)	319	3,503
Omnicell, Inc. (A)	277	19,562
Simulations Plus, Inc. (C)	80	4,785
Tabula Rasa HealthCare, Inc. (A) (C)	130	7,115

		66,643

Hotels, Restaurants & Leisure - 0.2%
BJ’s Restaurants, Inc.	147	3,078
Bloomin’ Brands, Inc.	573	6,108
Brinker International, Inc.	296	7,104
Cheesecake Factory, Inc. (C)	276	6,326
Chuy’s Holdings, Inc. (A)	110	1,637
Dave & Buster’s Entertainment, Inc. (C)	312	4,159
Dine Brands Global, Inc. (C)	111	4,673
El Pollo Loco Holdings, Inc. (A)	129	1,904
Fiesta Restaurant Group, Inc. (A)	134	855
Monarch Casino & Resort, Inc. (A)	79	2,692
Red Robin Gourmet Burgers, Inc. (A)	85	867
Ruth’s Hospitality Group, Inc.	207	1,689
Shake Shack, Inc., Class A (A) (C)	231	12,239
Wingstop, Inc.	194	26,960

		80,291

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.3%
Cavco Industries, Inc. (A)	57	$ 10,993
Century Communities, Inc. (A)	188	5,764
Ethan Allen Interiors, Inc.	161	1,905
Installed Building Products, Inc. (A)	141	9,698
iRobot Corp. (A)	186	15,605
La-Z-Boy, Inc.	306	8,280
LGI Homes, Inc. (A)	145	12,764
M/I Homes, Inc. (A)	186	6,406
MDC Holdings, Inc.	330	11,781
Meritage Homes Corp. (A)	237	18,041
Tupperware Brands Corp.	322	1,530
Universal Electronics, Inc. (A)	92	4,307

		107,074

Household Products - 0.1%
Central Garden & Pet Co. (A)	65	2,339
Central Garden & Pet Co., Class A (A)	265	8,955
WD-40 Co.	90	17,847

		29,141

Industrial Conglomerates - 0.0% (B)
Raven Industries, Inc.	236	5,076

Insurance - 0.4%
Ambac Financial Group, Inc. (A)	300	4,296
American Equity Investment Life Holding Co.	600	14,826
AMERISAFE, Inc.	127	7,767
eHealth, Inc. (A)	169	16,603
Employers Holdings, Inc.	200	6,030
HCI Group, Inc. (C)	42	1,940
Horace Mann Educators Corp.	272	9,991
James River Group Holdings, Ltd.	201	9,045
Kinsale Capital Group, Inc.	136	21,108
Palomar Holdings, Inc. (A)	116	9,948
ProAssurance Corp.	355	5,137
Safety Insurance Group, Inc.	96	7,321
Stewart Information Services Corp.	156	5,072
Third Point Reinsurance, Ltd. (A)	528	3,965
United Fire Group, Inc.	140	3,879
United Insurance Holdings Corp.	137	1,071
Universal Insurance Holdings, Inc.	201	3,568

		131,567

Interactive Media & Services - 0.0% (B)
QuinStreet, Inc. (A)	304	3,180

Internet & Direct Marketing Retail - 0.1%
Liquidity Services, Inc. (A)	178	1,061
PetMed Express, Inc. (C)	133	4,740
Shutterstock, Inc.	126	4,406
Stamps.com, Inc. (A)	107	19,655

		29,862

IT Services - 0.3%
Cardtronics PLC, Class A (A)	238	5,707
CSG Systems International, Inc.	217	8,982
EVERTEC, Inc.	394	11,071
ExlService Holdings, Inc. (A)	225	14,265
ManTech International Corp., Class A	177	12,123
NIC, Inc.	442	10,148
Perficient, Inc. (A)	215	7,693
Sykes Enterprises, Inc. (A)	254	7,026

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
TTEC Holdings, Inc.	116	$ 5,401
Unisys Corp. (A)	342	3,731
Virtusa Corp. (A)	197	6,396

		92,543

Leisure Products - 0.1%
Callaway Golf Co.	621	10,874
Sturm Ruger & Co., Inc.	110	8,360
Vista Outdoor, Inc. (A)	381	5,505
YETI Holdings, Inc. (A)	433	18,502

		43,241

Life Sciences Tools & Services - 0.1%
Luminex Corp.	276	8,978
Medpace Holdings, Inc. (A)	177	16,465
NeoGenomics, Inc. (A)	723	22,398

		47,841

Machinery - 0.7%
Alamo Group, Inc.	64	6,569
Albany International Corp., Class A	202	11,859
Astec Industries, Inc.	149	6,900
Barnes Group, Inc.	314	12,422
Chart Industries, Inc. (A)	236	11,444
CIRCOR International, Inc. (A)	131	3,338
Enerpac Tool Group Corp.	355	6,248
EnPro Industries, Inc.	137	6,753
ESCO Technologies, Inc.	171	14,455
Federal Signal Corp.	399	11,862
Franklin Electric Co., Inc.	254	13,340
Greenbrier Cos., Inc.	215	4,891
Hillenbrand, Inc.	489	13,237
John Bean Technologies Corp.	209	17,978
Lindsay Corp.	71	6,547
Lydall, Inc. (A)	116	1,573
Meritor, Inc. (A)	476	9,425
Mueller Industries, Inc.	376	9,994
Proto Labs, Inc. (A)	176	19,795
SPX Corp. (A)	291	11,975
SPX Flow, Inc. (A)	281	10,521
Standex International Corp.	82	4,719
Tennant Co.	120	7,801
Titan International, Inc.	330	482
Wabash National Corp.	357	3,791
Watts Water Technologies, Inc., Class A	182	14,742

		242,661

Marine - 0.0% (B)
Matson, Inc.	283	8,235

Media - 0.1%
EW Scripps Co., Class A	359	3,141
Gannett Co., Inc. (C)	864	1,192
Meredith Corp. (C)	265	3,856
Scholastic Corp.	203	6,078
TechTarget, Inc. (A)	151	4,535

		18,802

Metals & Mining - 0.2%
Arconic Corp. (A)	639	8,901
Century Aluminum Co. (A)	328	2,339
Cleveland-Cliffs, Inc. (C)	2,626	14,496

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Haynes International, Inc.	83	$ 1,939
Kaiser Aluminum Corp.	105	7,730
Materion Corp.	135	8,301
Olympic Steel, Inc.	60	705
SunCoke Energy, Inc.	545	1,613
TimkenSteel Corp. (A)	263	1,023
Warrior Met Coal, Inc.	337	5,186

		52,233

Mortgage Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc.	942	9,241
ARMOUR Residential, Inc.	426	4,000
Capstead Mortgage Corp.	635	3,486
Granite Point Mortgage Trust, Inc. (C)	362	2,599
Invesco Mortgage Capital, Inc. (C)	1,190	4,451
KKR Real Estate Finance Trust, Inc.	159	2,636
New York Mortgage Trust, Inc.	2,487	6,491
PennyMac Mortgage Investment Trust	661	11,588
Ready Capital Corp. (C)	245	2,129
Redwood Trust, Inc.	757	5,299

		51,920

Multi-Utilities - 0.1%
Avista Corp.	440	16,012

Multiline Retail - 0.1%
Big Lots, Inc.	257	10,794
Macy’s, Inc. (C)	2,038	14,021

		24,815

Oil, Gas & Consumable Fuels - 0.2%
Bonanza Creek Energy, Inc. (A)	122	1,808
Callon Petroleum Co. (A) (C)	2,616	3,008
Consol Energy, Inc. (A)	171	867
Denbury Resources, Inc. (A)	3,337	921
Dorian LPG, Ltd. (A)	177	1,370
Green Plains, Inc. (A)	223	2,278
Gulfport Energy Corp. (A) (C)	958	1,044
Laredo Petroleum, Inc. (A)	59	818
Matador Resources Co. (A)	722	6,137
Oasis Petroleum, Inc. (A)	1,922	1,442
Par Pacific Holdings, Inc. (A)	256	2,302
PDC Energy, Inc. (A)	630	7,837
Penn Virginia Corp. (A) (C)	89	848
QEP Resources, Inc.	1,596	2,059
Range Resources Corp.	1,399	7,876
Renewable Energy Group, Inc. (A)	257	6,369
REX American Resources Corp. (A)	37	2,567
Ring Energy, Inc. (A)	394	457
SM Energy Co.	700	2,625
Southwestern Energy Co. (A)	3,570	9,139
Talos Energy, Inc. (A)	132	1,214

		62,986

Paper & Forest Products - 0.1%
Boise Cascade Co.	257	9,666
Clearwater Paper Corp. (A)	109	3,938
Mercer International, Inc.	264	2,154
Neenah, Inc.	111	5,490
P.H. Glatfelter Co.	291	4,670
Schweitzer-Mauduit International, Inc.	204	6,816

		32,734

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.1%
Inter Parfums, Inc.	116	$ 5,585
Medifast, Inc. (C)	77	10,685
USANA Health Sciences, Inc. (A)	83	6,095

		22,365

Pharmaceuticals - 0.2%
AMAG Pharmaceuticals, Inc. (A)	224	1,714
Amphastar Pharmaceuticals, Inc. (A)	226	5,076
ANI Pharmaceuticals, Inc. (A)	61	1,973
Corcept Therapeutics, Inc. (A)	678	11,404
Endo International PLC (A)	1,347	4,620
Innoviva, Inc. (A)	441	6,165
Lannett Co., Inc. (A) (C)	221	1,604
Pacira BioSciences, Inc. (A)	275	14,429
Phibro Animal Health Corp., Class A	134	3,520
Supernus Pharmaceuticals, Inc. (A)	346	8,218

		58,723

Professional Services - 0.2%
Exponent, Inc.	342	27,678
Forrester Research, Inc. (A)	70	2,243
Heidrick & Struggles International, Inc.	126	2,724
Kelly Services, Inc., Class A	219	3,464
Korn Ferry	365	11,216
Resources Connection, Inc.	199	2,382
TrueBlue, Inc. (A)	238	3,634

		53,341

Real Estate Management & Development - 0.1%
Marcus & Millichap, Inc. (A)	155	4,473
RE/MAX Holdings, Inc., Class A	118	3,709
Realogy Holdings Corp. (C)	754	5,587
St. Joe Co. (A)	208	4,040

		17,809

Road & Rail - 0.1%
ArcBest Corp.	168	4,454
Heartland Express, Inc.	308	6,412
Marten Transport, Ltd.	256	6,441
Saia, Inc. (A)	171	19,012

		36,319

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Energy Industries, Inc. (A)	253	17,151
Axcelis Technologies, Inc. (A)	214	5,960
Brooks Automation, Inc.	486	21,501
CEVA, Inc. (A)	145	5,426
Cohu, Inc.	272	4,716
Diodes, Inc. (A)	273	13,841
DSP Group, Inc. (A)	152	2,414
FormFactor, Inc. (A)	499	14,636
Ichor Holdings, Ltd. (A)	148	3,934
Kulicke & Soffa Industries, Inc.	418	8,707
MaxLinear, Inc. (A)	429	9,206
Onto Innovation, Inc. (A)	313	10,654
PDF Solutions, Inc. (A)	183	3,579
Photronics, Inc. (A)	429	4,775
Power Integrations, Inc.	197	23,272
Rambus, Inc. (A)	746	11,339
SMART Global Holdings, Inc. (A)	87	2,365
Ultra Clean Holdings, Inc. (A)	262	5,929

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc. (A)	322	$ 4,344

		173,749

Software - 0.4%
8x8, Inc. (A) (C)	683	10,928
Agilysys, Inc. (A)	134	2,404
Alarm.com Holdings, Inc. (A)	279	18,082
Bottomline Technologies de, Inc. (A)	251	12,743
Ebix, Inc.	147	3,287
LivePerson, Inc. (A) (C)	406	16,820
MicroStrategy, Inc., Class A (A)	51	6,033
Onespan, Inc. (A)	215	6,005
Progress Software Corp.	295	11,431
SPS Commerce, Inc. (A)	230	17,278
Xperi Holding Corp.	758	11,188

		116,199

Specialty Retail - 0.4%
Abercrombie & Fitch Co., Class A (C)	414	4,405
America’s Car-Mart, Inc. (A)	41	3,603
Asbury Automotive Group, Inc. (A)	128	9,898
Barnes & Noble Education, Inc. (A)	255	408
Bed Bath & Beyond, Inc. (C)	834	8,840
Boot Barn Holdings, Inc. (A) (C)	188	4,053
Buckle, Inc. (C)	188	2,948
Caleres, Inc.	268	2,235
Cato Corp., Class A	143	1,170
Chico’s FAS, Inc.	793	1,094
Children’s Place, Inc. (C)	96	3,592
Conn’s, Inc. (A)	126	1,271
Designer Brands, Inc., Class A	364	2,464
Express, Inc. (A) (C)	425	655
GameStop Corp., Class A (A)	435	1,888
Genesco, Inc. (A)	94	2,036
Group 1 Automotive, Inc.	115	7,587
Guess?, Inc.	281	2,717
Haverty Furniture Cos., Inc.	119	1,904
Hibbett Sports, Inc. (A) (C)	116	2,429
Lithia Motors, Inc., Class A	146	22,094
Lumber Liquidators Holdings, Inc. (A)	189	2,620
MarineMax, Inc. (A)	141	3,157
Michaels Cos., Inc. (A) (C)	503	3,556
Monro, Inc.	219	12,032
Office Depot, Inc.	3,468	8,150
Rent-A-Center, Inc.	325	9,041
Shoe Carnival, Inc.	59	1,727
Signet Jewelers, Ltd. (C)	345	3,543
Sleep Number Corp. (A)	187	7,787
Sonic Automotive, Inc., Class A	160	5,106
Zumiez, Inc. (A)	134	3,669

		147,679

Technology Hardware, Storage & Peripherals - 0.0% (B)
3D Systems Corp. (A) (C)	781	5,459
Diebold Nixdorf, Inc. (A) (C)	506	3,067

		8,526

Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings, Ltd. (A)	984	15,380
Crocs, Inc. (A)	452	16,643

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Fossil Group, Inc. (A)	306	$ 1,423
G-III Apparel Group, Ltd. (A)	284	3,774
Kontoor Brands, Inc. (A) (C)	308	5,485
Movado Group, Inc.	108	1,171
Oxford Industries, Inc.	112	4,929
Steven Madden, Ltd.	510	12,592
Unifi, Inc. (A)	96	1,236
Vera Bradley, Inc. (A)	155	688
Wolverine World Wide, Inc.	533	12,691

		76,012

Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (A)	342	7,551
Flagstar Bancorp, Inc.	227	6,681
HomeStreet, Inc.	161	3,962
Meta Financial Group, Inc.	210	3,816
NMI Holdings, Inc., Class A (A)	558	8,973
Northfield Bancorp, Inc.	285	3,283
Northwest Bancshares, Inc.	780	7,975
Provident Financial Services, Inc.	396	5,722
TrustCo Bank Corp.	639	4,045
Walker & Dunlop, Inc.	189	9,603

		61,611

Tobacco - 0.0% (B)
Universal Corp.	164	6,972
Vector Group, Ltd.	787	7,917

		14,889

Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	255	15,909
DXP Enterprises, Inc. (A)	106	2,110
Foundation Building Materials, Inc. (A)	116	1,811
GMS, Inc. (A)	278	6,836
NOW, Inc. (A)	720	6,214
Veritiv Corp. (A)	84	1,425

		34,305

Transportation Infrastructure - 0.0% (B)
Bristow Group, Inc. (A)	43	599

Water Utilities - 0.1%
American States Water Co.	243	19,107

	Shares	Value
COMMON STOCKS (continued)
Water Utilities (continued)
California Water Service Group	317	$ 15,121

		34,228

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	309	15,231
Spok Holdings, Inc.	116	1,084

		16,315

Total Common Stocks (Cost $4,043,356)		4,257,026

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 86.8%
U.S. Treasury - 86.8%
U.S. Treasury Note 0.25%, 06/30/2025	$ 28,781,000	28,727,036

Total U.S. Government Obligation (Cost $28,740,526)		28,727,036

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional Treasury Money Market Fund, 0.05% (D)	90,228	90,228

Total Short-Term Investment Company (Cost $90,228)		90,228

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.13% (D)	178,720	178,720

Total Other Investment Company (Cost $178,720)		178,720

Total Investments (Cost $33,052,830)		33,253,010
Net Other Assets (Liabilities) - (0.5)%		(162,199)

Net Assets - 100.0%		$ 33,090,811

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	2	09/18/2020	$137,348	$143,760	$6,412	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,257,026	$—	$—	$4,257,026
U.S. Government Obligation	—	28,727,036	—	28,727,036
Short-Term Investment Company	90,228	—	—	90,228
Other Investment Company	178,720	—	—	178,720

Total Investments	$4,525,974	$28,727,036	$—	$33,253,010

Other Financial Instruments
Futures Contracts (F)	$6,412	$—	$—	$6,412

Total Other Financial Instruments	$6,412	$—	$—	$6,412

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $298,961, collateralized by cash collateral of $178,720 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $129,964. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at June 30, 2020.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 41.1%
Brazil - 2.0%
Ambev SA, ADR	32,951	$ 86,991
Banco Bradesco SA, ADR	33,170	126,378
Itau Unibanco Holding SA, ADR	36,242	169,975
Petroleo Brasileiro SA, ADR (A)	16,759	133,569
Petroleo Brasileiro SA, ADR	10,019	82,857
Vale SA, ADR	23,714	244,491

		844,261

China - 17.2%
Agricultural Bank of China, Ltd., H Shares	212,000	85,342
Alibaba Group Holding, Ltd., ADR (B)	4,033	869,918
Anhui Conch Cement Co., Ltd., H Shares	9,000	60,616
Baidu, Inc., ADR (B)	2,048	245,535
Bank of China, Ltd., H Shares	575,000	212,923
Bank of Communications Co., Ltd., H Shares	160,000	98,678
China Construction Bank Corp., H Shares	737,000	596,222
China Life Insurance Co., Ltd., H Shares	56,000	112,716
China Merchants Bank Co., Ltd., H Shares	28,000	128,793
China Pacific Insurance Group Co., Ltd., H Shares	19,600	52,348
China Petroleum & Chemical Corp., H Shares	190,000	79,183
China Shenhua Energy Co., Ltd., H Shares	25,500	39,876
China Tower Corp., Ltd., H Shares (C)	332,000	58,686
CNOOC, Ltd.	120,000	133,463
Country Garden Holdings Co., Ltd.	56,000	68,786
CSPC Pharmaceutical Group, Ltd.	42,000	79,335
Industrial & Commercial Bank of China, Ltd., H Shares	584,000	354,147
JD.com, Inc., ADR (B)	6,601	397,248
Meituan Dianping, Class B (B)	26,600	589,971
NetEase, Inc., ADR	522	224,136
New Oriental Education & Technology Group, Inc., ADR (B)	889	115,774
PetroChina Co., Ltd., H Shares	158,000	52,392
Pinduoduo, Inc., ADR (B)	2,697	231,511
Ping An Insurance Group Co. of China, Ltd., H Shares	40,000	399,977
Shenzhou International Group Holdings, Ltd.	5,400	65,075
Sunac China Holdings, Ltd.	18,000	75,363
Sunny Optical Technology Group Co., Ltd.	5,300	84,795
TAL Education Group, ADR (B)	2,882	197,071
Tencent Holdings, Ltd.	15,700	1,010,008
Trip.Com Group, Ltd., ADR (B)	3,194	82,788
Wuxi Biologics Cayman, Inc. (B) (C)	4,000	73,183
Xiaomi Corp., Class B (B) (C)	98,800	163,680
Yum China Holdings, Inc.	2,815	135,317
ZTO Express Cayman, Inc., ADR	3,241	118,977

		7,293,833

Hong Kong - 1.7%
China Gas Holdings, Ltd.	15,600	48,105
China Mengniu Dairy Co., Ltd. (B)	20,000	76,383
China Mobile, Ltd.	41,500	280,042
China Overseas Land & Investment, Ltd.	28,000	84,718
China Resources Land, Ltd.	20,000	75,737
Geely Automobile Holdings, Ltd.	39,000	61,390
Sino Biopharmaceutical, Ltd.	51,000	96,072

		722,447

	Shares	Value
COMMON STOCKS (continued)
India - 2.2%
HDFC Bank, Ltd., ADR	10,567	$ 480,376
ICICI Bank, Ltd., ADR	17,751	164,907
Infosys, Ltd., ADR	27,947	269,968

		915,251

Indonesia - 0.8%
Bank Central Asia Tbk PT	83,000	165,448
Bank Rakyat Indonesia Persero Tbk PT	396,600	84,123
Telekomunikasi Indonesia Persero Tbk PT	355,600	75,925

		325,496

Kuwait - 0.3%
National Bank of Kuwait SAKP	51,233	136,721

Malaysia - 0.5%
Malayan Banking Bhd.	48,800	85,528
Public Bank Bhd.	22,600	87,025
Tenaga Nasional Bhd.	20,800	56,405

		228,958

Mexico - 0.9%
America Movil SAB de CV, Series L	174,392	111,320
Fomento Economico Mexicano SAB de CV	13,901	85,721
Grupo Financiero Banorte SAB de CV, Class O	18,331	63,243
Grupo Mexico SAB de CV, Series B	23,872	55,199
Wal-Mart de Mexico SAB de CV	37,872	90,390

		405,873

Peru - 0.2%
Credicorp, Ltd.	501	66,969

Qatar - 0.4%
Qatar National Bank QPSC	33,158	158,368

Republic of Korea - 6.5%
Celltrion, Inc. (B)	807	205,297
Hyundai Mobis Co., Ltd.	505	80,608
Hyundai Motor Co.	1,071	86,991
Kakao Corp.	397	88,288
KB Financial Group, Inc.	2,923	82,501
Kia Motors Corp.	2,001	53,317
KT&G Corp.	945	61,436
LG Chem, Ltd.	354	144,355
LG Corp.	994	58,838
LG Household & Health Care, Ltd.	64	71,616
NAVER Corp.	1,081	239,953
NCSoft Corp.	120	88,889
POSCO	528	76,379
Samsung C&T Corp.	685	66,060
Samsung Electronics Co., Ltd.	19,391	851,182
Samsung SDI Co., Ltd.	411	124,204
Shinhan Financial Group Co., Ltd.	3,516	84,038
SK Hynix, Inc.	4,029	285,046

		2,748,998

Republic of South Africa - 1.8%
AngloGold Ashanti, Ltd.	3,085	89,769
FirstRand, Ltd.	27,830	60,962
Naspers, Ltd., N Shares	3,275	596,212

		746,943

Russian Federation - 2.6%
Gazprom PJSC, ADR	45,149	243,624
Lukoil PJSC, ADR	3,155	234,290

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russian Federation (continued)
MMC Norilsk Nickel PJSC, ADR	4,497	$ 117,776
Novatek PJSC, GDR	749	106,508
Sberbank of Russia PJSC, ADR	20,181	229,660
Tatneft PJSC, ADR (B)	2,010	93,907
Yandex NV, Class A (B)	1,847	92,387

		1,118,152

Saudi Arabia - 1.2%
Al Rajhi Bank	9,162	138,248
National Commercial Bank	10,097	100,270
Saudi Basic Industries Corp.	6,731	158,092
Saudi Telecom Co.	4,487	118,425

		515,035

Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	15,673	889,756

Thailand - 0.5%
Airports of Thailand PCL	32,000	62,638
CP ALL PCL (B)	32,900	72,118
PTT PCL	64,100	78,291

		213,047

United Arab Emirates - 0.2%
First Abu Dhabi Bank PJSC	32,601	99,760

Total Common Stocks (Cost $16,426,061)		17,429,868

PREFERRED STOCK - 0.6%
Republic of Korea - 0.6%
Samsung Electronics Co., Ltd., 2.29% (D)	6,154	237,902

Total Preferred Stock (Cost $208,888)		237,902

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 57.5%
U.S. Treasury - 57.5%
U.S. Treasury Note 0.25%, 06/30/2025	$ 24,463,000	$ 24,417,132

Total U.S. Government Obligation (Cost $24,428,599)		24,417,132

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional Treasury Money Market Fund, 0.05% (D)	35,346	35,346

Total Short-Term Investment Company (Cost $35,346)		35,346

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.13% (D)	127,925	127,925

Total Other Investment Company (Cost $127,925)		127,925

Total Investments (Cost $41,226,819)		42,248,173
Net Other Assets (Liabilities) - 0.4%		175,928

Net Assets - 100.0%		$ 42,424,101

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	7	09/18/2020	$344,932	$344,995	$63	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligation	57.8%	$24,417,132
Banks	9.5	3,999,643
Internet & Direct Marketing Retail	6.6	2,767,648
Interactive Media & Services	4.0	1,676,171
Oil, Gas & Consumable Fuels	3.0	1,277,960
Technology Hardware, Storage & Peripherals	3.0	1,252,764
Semiconductors & Semiconductor Equipment	2.8	1,174,802
Metals & Mining	1.4	583,614
Insurance	1.3	565,041
Wireless Telecommunication Services	0.9	391,362
Entertainment	0.7	313,025
Diversified Consumer Services	0.7	312,845

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Real Estate Management & Development	0.7%	$304,604
Chemicals	0.7	302,447
IT Services	0.6	269,968
Diversified Telecommunication Services	0.6	253,036
Electronic Equipment, Instruments & Components	0.5	208,999
Biotechnology	0.5	205,297
Automobiles	0.5	201,698
Pharmaceuticals	0.4	175,407
Beverages	0.4	172,712
Food & Staples Retailing	0.4	162,508
Hotels, Restaurants & Leisure	0.3	135,317
Industrial Conglomerates	0.3	124,898
Air Freight & Logistics	0.3	118,977
Auto Components	0.2	80,608
Food Products	0.2	76,383
Life Sciences Tools & Services	0.2	73,183
Personal Products	0.2	71,616
Textiles, Apparel & Luxury Goods	0.2	65,075
Transportation Infrastructure	0.2	62,638
Tobacco	0.1	61,436
Diversified Financial Services	0.1	60,962
Construction Materials	0.1	60,616
Electric Utilities	0.1	56,405
Gas Utilities	0.1	48,105
Money Market Funds	0.1	35,346

Investments	99.7	42,120,248
Short-Term Investments	0.3	127,925

Total Investments	100.0%	$42,248,173

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,858,538	$10,571,330	$—	$17,429,868
Preferred Stock	—	237,902	—	237,902
U.S. Government Obligation	—	24,417,132	—	24,417,132
Short-Term Investment Company	35,346	—	—	35,346
Other Investment Company	127,925	—	—	127,925

Total Investments	$7,021,809	$35,226,364	$—	$42,248,173

Other Financial Instruments
Futures Contracts (F)	$63	$—	$—	$63

Total Other Financial Instruments	$63	$—	$—	$63

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $123,583, collateralized by cash collateral of $127,925. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the total value of 144A securities is $295,549, representing 0.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2020.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 30.5%
Australia - 2.1%
AGL Energy, Ltd.	2,375	$ 27,880
Alumina, Ltd. (A)	8,953	10,017
AMP, Ltd. (A) (B)	13,030	16,641
Ampol, Ltd.	947	19,117
APA Group (A)	4,474	34,284
Aristocrat Leisure, Ltd.	2,421	42,505
ASX, Ltd.	734	43,148
Atlassian Corp. PLC, Class A (B)	477	85,989
Aurizon Holdings, Ltd.	7,267	24,616
AusNet Services (A)	6,783	7,799
Australia & New Zealand Banking Group, Ltd.	10,753	138,000
Bendigo & Adelaide Bank, Ltd. (A)	2,012	9,711
BHP Group PLC	8,008	163,698
BHP Group, Ltd.	11,169	275,451
BlueScope Steel, Ltd.	1,906	15,341
Boral, Ltd.	4,647	12,126
Brambles, Ltd.	5,749	43,025
Challenger, Ltd. (A)	2,149	6,525
CIMIC Group, Ltd. (A)	363	6,028
Coca-Cola Amatil, Ltd.	1,922	11,460
Cochlear, Ltd.	249	32,389
Coles Group, Ltd.	4,552	53,812
Commonwealth Bank of Australia	6,712	320,804
Computershare, Ltd. (A)	1,887	17,214
Crown Resorts, Ltd. (A)	1,335	8,888
CSL, Ltd.	1,722	340,266
Dexus, REIT	4,137	26,205
Evolution Mining, Ltd.	6,462	25,226
Flight Centre Travel Group, Ltd. (A)	490	3,751
Fortescue Metals Group, Ltd.	6,421	61,229
Goodman Group, REIT	6,170	63,083
GPT Group, REIT	7,386	21,206
Harvey Norman Holdings, Ltd. (A)	2,551	6,218
Incitec Pivot, Ltd.	7,255	9,366
Insurance Australia Group, Ltd. (A)	8,762	34,808
Lendlease Group	2,509	21,368
Macquarie Group, Ltd.	1,250	102,070
Magellan Financial Group, Ltd.	560	22,366
Medibank Pvt, Ltd.	10,442	21,496
Mirvac Group, REIT	14,915	22,284
National Australia Bank, Ltd.	12,118	152,014
Newcrest Mining, Ltd.	3,065	66,536
Northern Star Resources, Ltd.	2,806	25,811
Oil Search, Ltd.	7,009	15,297
Orica, Ltd.	1,538	17,620
Origin Energy, Ltd.	6,678	26,851
Qantas Airways, Ltd.	2,770	7,209
QBE Insurance Group, Ltd.	5,571	33,984
Ramsay Health Care, Ltd.	686	31,418
REA Group, Ltd. (A)	185	13,741
Santos, Ltd.	6,713	24,496
Scentre Group, REIT	19,679	29,401
SEEK, Ltd.	1,336	20,135
Seven Group Holdings, Ltd. (A)	502	5,938
Sonic Healthcare, Ltd.	1,802	37,754
South32, Ltd.	18,375	25,808
Stockland, REIT	9,040	20,602
Suncorp Group, Ltd.	4,781	30,383

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Sydney Airport	4,198	$ 16,388
Tabcorp Holdings, Ltd.	7,705	17,930
Telstra Corp., Ltd.	15,783	34,012
TPG Telecom, Ltd.	1,293	7,923
Transurban Group (A)	10,370	100,885
Treasury Wine Estates, Ltd.	2,733	19,720
TUAS, Ltd.	646	300
Vicinity Centres, REIT	14,770	14,542
Washington H Soul Pattinson & Co., Ltd. (A)	445	5,984
Wesfarmers, Ltd.	4,299	132,691
Westpac Banking Corp.	13,694	169,238
WiseTech Global, Ltd. (A)	557	7,421
Woodside Petroleum, Ltd.	3,618	53,930
Woolworths Group, Ltd.	4,789	122,921
Worley, Ltd. (A)	1,223	7,343

		3,503,636

Austria - 0.1%
ams AG (B)	1,040	15,426
Andritz AG (B)	272	9,898
BAWAG Group AG (B) (C)	264	9,115
CA Immobilien Anlagen AG	277	9,225
Erste Group Bank AG (B)	1,141	26,848
EVN AG	130	2,193
Immofinanz AG (A) (B)	347	5,924
OMV AG	546	18,250
Raiffeisen Bank International AG	511	9,103
Telekom Austria AG (B)	529	3,654
UNIQA Insurance Group AG	433	2,913
Verbund AG	258	11,550
Vienna Insurance Group AG Wiener Versicherung Gruppe	146	3,263
voestalpine AG	420	9,031
Wienerberger AG	437	9,517

		145,910

Belgium - 0.3%
Ackermans & van Haaren NV (B)	85	11,113
Ageas SA	701	24,832
Anheuser-Busch InBev SA	3,210	158,147
Colruyt SA	183	10,065
Galapagos NV (B)	191	37,552
Groupe Bruxelles Lambert SA	306	25,666
KBC Group NV	1,296	74,323
Proximus SADP	590	12,021
Sofina SA	60	15,836
Solvay SA	277	22,170
Telenet Group Holding NV	164	6,749
UCB SA	479	55,467
Umicore SA	757	35,633

		489,574

Chile - 0.0% (D)
Antofagasta PLC	1,308	15,153

China - 0.0% (D)
ENN Energy Holdings, Ltd.	2,900	32,628
Fosun International, Ltd.	9,500	12,085

		44,713

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark - 0.6%
AP Moller - Maersk A/S, Class A (A)	12	$ 13,020
AP Moller - Maersk A/S, Class B	25	29,114
Carlsberg A/S, Class B	386	50,990
Chr Hansen Holding A/S	390	40,199
Coloplast A/S, Class B	443	68,627
Danske Bank A/S (B)	2,582	34,349
Demant A/S (A) (B)	374	9,857
DSV Panalpina A/S	759	92,623
Genmab A/S (B)	246	82,297
GN Store Nord A/S	539	28,705
H. Lundbeck A/S	233	8,757
ISS A/S (B)	598	9,462
Novo Nordisk A/S, Class B	6,116	395,755
Novozymes A/S, B Shares	789	45,597
Orsted A/S (C)	634	73,127
Rockwool International A/S, B Shares	27	7,303
Tryg A/S	458	13,252
Vestas Wind Systems A/S	754	76,741

		1,079,775

Finland - 0.4%
Elisa OYJ	567	34,478
Fortum OYJ	1,649	31,309
Huhtamaki OYJ (B)	361	14,207
Kesko OYJ, B Shares	1,029	17,590
Kone OYJ, Class B	1,532	105,339
Metso OYJ	484	15,857
Neste OYJ	1,632	63,806
Nokia OYJ	21,334	93,173
Nordea Bank Abp (B)	12,236	84,461
Orion OYJ, Class B	399	19,297
Sampo OYJ, A Shares	1,868	64,242
Stora Enso OYJ, R Shares	2,320	27,699
UPM-Kymmene OYJ	2,016	58,237
Wartsila OYJ Abp	1,838	15,190

		644,885

France - 2.8%
Accor SA (B)	686	18,653
Aeroports de Paris	124	12,729
Air Liquide SA	1,786	257,563
Airbus SE (B)	2,319	165,443
Amundi SA (B) (C)	230	18,005
AXA SA	7,360	153,854
BNP Paribas SA (B)	4,341	172,450
Bollore SA	3,430	10,771
Bouygues SA (B)	965	32,960
Bureau Veritas SA (B)	1,097	23,139
Capgemini SE	604	69,161
Carrefour SA	2,173	33,571
Christian Dior SE	21	8,859
Cie de Saint-Gobain (B)	2,071	74,550
Cie Generale des Etablissements Michelin SCA (A)	683	70,835
CNP Assurances (B)	599	6,896
Credit Agricole SA (B)	4,812	45,550
Danone SA	2,442	168,843
Dassault Aviation SA (B)	9	8,294
Dassault Systemes SE	518	89,363

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Electricite de France SA	1,765	$ 16,275
Engie SA (B)	7,017	86,693
EssilorLuxottica SA (B)	1,111	142,563
Hermes International	132	110,273
Kering SA	282	153,376
L’Oreal SA (B)	932	299,064
Legrand SA	1,004	76,251
LVMH Moet Hennessy Louis Vuitton SE	1,021	447,800
Natixis SA (B)	3,464	9,046
Orange SA (A)	7,231	86,453
Pernod Ricard SA	825	129,770
Peugeot SA (B)	2,161	35,145
Publicis Groupe SA	848	27,440
Renault SA (B)	785	19,908
Safran SA (B)	1,245	124,758
Sanofi	4,347	442,583
Sartorius Stedim Biotech	91	22,996
Schneider Electric SE	2,096	232,776
Societe Generale SA (B)	3,021	50,217
Sodexo SA	324	21,907
Thales SA	393	31,728
TOTAL SA	9,372	357,626
Unibail-Rodamco-Westfield, REIT (A)	522	29,408
Veolia Environnement SA	2,132	47,939
Vinci SA	1,928	177,566
Vivendi SA	3,052	78,292

		4,699,342

Germany - 2.4%
adidas AG (B)	699	183,395
Allianz SE	1,582	322,955
BASF SE	3,482	195,071
Bayer AG	3,725	275,248
Bayerische Motoren Werke AG	1,210	77,219
Beiersdorf AG	373	42,354
BioNTech SE, ADR (B)	35	2,336
Commerzbank AG (B)	3,751	16,713
Continental AG (B)	409	40,039
Covestro AG (B) (C)	638	24,256
Daimler AG	3,367	136,688
Deutsche Bank AG (B)	7,836	74,492
Deutsche Boerse AG	720	130,236
Deutsche Lufthansa AG (B)	898	9,019
Deutsche Post AG	3,682	134,609
Deutsche Telekom AG	12,276	206,058
Deutsche Wohnen SE	1,364	61,202
E.ON SE	8,312	93,496
Evonik Industries AG	636	16,151
Fresenius Medical Care AG & Co. KGaA	804	68,900
Fresenius SE & Co. KGaA	1,553	76,956
Hannover Rueck SE	229	39,455
HeidelbergCement AG	557	29,741
Henkel AG & Co. KGaA	384	31,980
HOCHTIEF AG	86	7,626
Infineon Technologies AG	4,951	116,080
Knorr-Bremse AG	183	18,546
Merck KGaA	490	56,850
MTU Aero Engines AG (B)	201	34,800

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	531	$ 138,005
Puma SE (B)	320	24,734
RWE AG	2,191	76,556
SAP SE	4,099	572,343
Siemens AG	3,062	360,279
Siemens Healthineers AG (C)	569	27,256
Symrise AG	483	56,147
Talanx AG (B)	201	7,468
TeamViewer AG (B) (C)	463	25,273
Telefonica Deutschland Holding AG	3,496	10,315
thyssenkrupp AG (B)	1,534	10,878
Traton SE (B)	209	4,082
Uniper SE	694	22,371
Volkswagen AG	123	19,797
Vonovia SE	2,056	126,036
Zalando SE (B) (C)	503	35,467

		4,039,478

Hong Kong - 1.0%
AIA Group, Ltd.	45,800	427,245
Alibaba Health Information Technology, Ltd. (B)	12,000	34,991
Bank of East Asia, Ltd.	6,000	13,702
BOC Hong Kong Holdings, Ltd.	13,500	42,936
Budweiser Brewing Co. APAC, Ltd. (C)	5,000	14,548
Chow Tai Fook Jewellery Group, Ltd.	4,200	4,015
CK Asset Holdings, Ltd.	9,500	56,629
CK Hutchison Holdings, Ltd.	10,000	64,254
CK Infrastructure Holdings, Ltd.	3,000	15,444
CLP Holdings, Ltd.	6,500	63,738
Dairy Farm International Holdings, Ltd.	900	4,185
Galaxy Entertainment Group, Ltd.	10,000	68,061
Hang Lung Properties, Ltd.	7,000	16,582
Hang Seng Bank, Ltd.	2,800	47,001
Henderson Land Development Co., Ltd.	6,000	22,760
HK Electric Investments & HK Electric Investments, Ltd.	8,500	8,818
HKT Trust & HKT, Ltd.	14,000	20,484
Hong Kong & China Gas Co., Ltd.	39,000	60,384
Hong Kong Exchanges & Clearing, Ltd.	4,500	191,602
Hongkong Land Holdings, Ltd.	4,400	18,172
Jardine Matheson Holdings, Ltd.	1,200	50,088
Jardine Strategic Holdings, Ltd.	700	15,085
Link, REIT	7,800	63,755
Melco Resorts & Entertainment, Ltd., ADR	814	12,633
MTR Corp., Ltd.	6,000	31,082
New World Development Co., Ltd.	5,500	26,115
NWS Holdings, Ltd.	5,000	4,316
Power Assets Holdings, Ltd.	5,000	27,192
Sino Land Co., Ltd.	12,000	15,096
Sun Hung Kai Properties, Ltd.	5,500	70,218
Swire Pacific, Ltd., Class A	2,000	10,606
Swire Pacific, Ltd., Class B	2,500	2,384
Swire Properties, Ltd.	4,000	10,157
Techtronic Industries Co., Ltd.	6,500	63,570
Wharf Holdings, Ltd. (A)	4,000	8,134
Wharf Real Estate Investment Co., Ltd. (A)	4,000	19,096
Wheelock & Co., Ltd.	4,000	31,637

		1,656,715

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.4%
AerCap Holdings NV (B)	492	$ 15,154
AIB Group PLC (B)	2,985	3,755
Bank of Ireland Group PLC (B)	3,520	7,215
CRH PLC	2,997	102,665
DCC PLC	384	31,932
Experian PLC	3,453	120,273
Flutter Entertainment PLC (A) (B)	533	70,041
Glanbia PLC	763	8,638
ICON PLC (B)	199	33,524
James Hardie Industries PLC, CDI	1,680	31,832
Kerry Group PLC, Class A	573	70,985
Kingspan Group PLC	578	37,230
Ryanair Holdings PLC, ADR (B)	411	27,266
Smurfit Kappa Group PLC	896	29,949

		590,459

Israel - 0.2%
Airport City, Ltd. (B)	274	2,940
Alony Hetz Properties & Investments, Ltd.	497	4,930
Amot Investments, Ltd.	636	2,883
Azrieli Group, Ltd.	138	6,248
Bank Hapoalim BM	4,234	25,177
Bank Leumi Le-Israel BM	5,554	27,778
Bezeq Israeli Telecommunication Corp., Ltd. (B)	7,736	7,019
Check Point Software Technologies, Ltd. (B)	425	45,658
CyberArk Software, Ltd. (B)	147	14,593
Delek Group, Ltd.	20	468
Elbit Systems, Ltd.	94	12,874
Fattal Holdings 1998, Ltd.	13	560
First International Bank of Israel, Ltd.	198	4,182
Gazit-Globe, Ltd.	314	1,480
Harel Insurance Investments & Financial Services, Ltd.	413	2,231
ICL Group, Ltd.	2,609	7,734
Inmode, Ltd. (A) (B)	34	963
Isracard, Ltd.	0	1
Israel Corp., Ltd. (B)	15	1,228
Israel Discount Bank, Ltd., A Shares	4,410	13,379
Melisron, Ltd.	79	2,956
Mizrahi Tefahot Bank, Ltd.	497	9,280
Nice, Ltd. (B)	236	43,975
Oil Refineries, Ltd.	6,178	1,141
Paz Oil Co., Ltd.	38	3,019
Phoenix Holdings, Ltd. (B)	582	2,152
Shapir Engineering and Industry, Ltd. (B)	497	3,017
Shufersal, Ltd.	662	4,321
Strauss Group, Ltd.	189	5,239
Taro Pharmaceutical Industries, Ltd. (B)	35	2,327
Teva Pharmaceutical Industries, Ltd., ADR (B)	4,130	50,923
Tower Semiconductor, Ltd. (B)	404	7,711
Wix.com, Ltd. (B)	178	45,607

		363,994

Italy - 0.6%
A2A SpA	5,939	8,408
Amplifon SpA (B)	316	8,415
Assicurazioni Generali SpA (A)	4,661	70,516
Atlantia SpA (A) (B)	1,783	28,637
Banca Mediolanum SpA	952	6,832

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Davide Campari-Milano SpA	1,586	$ 13,360
DiaSorin SpA (A)	57	10,909
Enel SpA	29,267	252,385
Eni SpA	9,645	91,970
Ferrari NV	485	82,717
FinecoBank Banca Fineco SpA (B)	1,885	25,437
Hera SpA	2,993	11,248
Infrastrutture Wireless Italiane SpA (C)	1,069	10,710
Intesa Sanpaolo SpA (B)	59,739	114,305
Leonardo SpA	1,534	10,165
Mediaset SpA (A) (B)	1,344	2,390
Mediobanca Banca di Credito Finanziario SpA	2,640	18,947
Moncler SpA (B)	714	27,298
Nexi SpA (B) (C)	952	16,466
Pirelli & C SpA (A) (B) (C)	1,630	6,911
Poste Italiane SpA (C)	1,733	15,065
Prada SpA (B)	1,900	6,595
Prysmian SpA	1,017	23,553
Recordati SpA	379	18,921
Saipem SpA	2,185	5,446
Snam SpA	8,238	40,100
Telecom Italia SpA (A)	40,926	16,074
Telecom Italia SpA	22,848	8,853
Terna Rete Elettrica Nazionale SpA	5,310	36,487
UniCredit SpA (B)	8,011	73,672
UnipolSai Assicurazioni SpA (A)	2,253	5,385

		1,068,177

Japan - 8.6%
ABC-Mart, Inc.	100	5,849
Acom Co., Ltd.	1,800	6,857
Activia Properties, Inc., REIT	3	10,330
Advance Residence Investment Corp., REIT	5	14,900
Advantest Corp.	800	45,382
Aeon Co., Ltd.	3,300	76,623
AEON Financial Service Co., Ltd.	400	4,356
Aeon Mall Co., Ltd.	400	5,302
AGC, Inc.	900	25,569
Air Water, Inc.	800	11,279
Aisin Seiki Co., Ltd.	700	20,374
Ajinomoto Co., Inc.	2,100	34,882
Alfresa Holdings Corp.	800	16,692
Alps Alpine Co., Ltd.	800	10,233
Amada Co., Ltd.	1,400	11,433
ANA Holdings, Inc. (B)	400	9,087
Aozora Bank, Ltd.	400	6,956
Asahi Group Holdings, Ltd. (A)	1,700	59,500
Asahi Intecc Co., Ltd. (A)	1,000	28,410
Asahi Kasei Corp.	5,300	43,015
Asics Corp. (A)	700	7,955
Astellas Pharma, Inc.	6,700	111,755
Azbil Corp.	500	15,225
Bandai Namco Holdings, Inc.	800	42,023
Bank of Kyoto, Ltd.	300	10,622
Benesse Holdings, Inc.	300	8,036
Bridgestone Corp. (A)	2,400	77,171
Brother Industries, Ltd.	1,000	18,001
Calbee, Inc.	400	11,060

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Canon Marketing Japan, Inc.	200	$ 4,069
Canon, Inc. (A)	4,100	81,118
Capcom Co., Ltd.	300	10,901
Casio Computer Co., Ltd.	900	15,600
Central Japan Railway Co.	800	123,761
Chiba Bank, Ltd.	2,800	13,184
Chubu Electric Power Co., Inc.	2,700	33,836
Chugai Pharmaceutical Co., Ltd. (A)	2,400	128,248
Chugoku Electric Power Co., Inc.	1,200	16,028
Coca-Cola Bottlers Japan Holdings, Inc. (A)	600	10,867
COMSYS Holdings Corp.	500	14,761
Concordia Financial Group, Ltd.	4,600	14,710
Cosmos Pharmaceutical Corp.	100	15,331
Credit Saison Co., Ltd.	600	6,852
CyberAgent, Inc. (A)	400	19,613
Dai Nippon Printing Co., Ltd.	1,100	25,174
Dai-ichi Life Holdings, Inc.	4,500	53,515
Daicel Corp.	1,100	8,493
Daifuku Co., Ltd.	500	43,658
Daiichi Sankyo Co., Ltd.	2,300	187,735
Daikin Industries, Ltd.	1,100	176,748
Daito Trust Construction Co., Ltd.	300	27,554
Daiwa House Industry Co., Ltd.	2,500	58,905
Daiwa House Investment Corp., REIT	7	16,481
Daiwa Office Investment Corp., REIT	1	5,534
Daiwa Securities Group, Inc.	5,900	24,593
DeNA Co., Ltd.	300	3,737
Denso Corp.	2,000	77,953
Dentsu Group, Inc. (A)	900	21,314
DIC Corp.	300	7,511
Disco Corp.	100	24,183
Dowa Holdings Co., Ltd.	200	6,062
East Japan Railway Co.	1,400	96,988
Ebara Corp.	300	7,021
Eisai Co., Ltd.	1,100	87,135
Electric Power Development Co., Ltd., Class C	700	13,269
ENEOS Holdings, Inc.	12,200	43,198
Ezaki Glico Co., Ltd.	200	9,529
FamilyMart Co., Ltd.	1,000	17,139
Fancl Corp. (A)	300	8,884
FANUC Corp.	700	124,966
Fast Retailing Co., Ltd.	200	114,381
Frontier Real Estate Investment Corp., REIT	2	6,312
Fuji Electric Co., Ltd.	600	16,373
Fuji Media Holdings, Inc.	200	1,924
FUJIFILM Holdings Corp.	1,600	68,369
Fujitsu, Ltd.	700	81,884
Fukuoka Financial Group, Inc.	700	11,037
GLP J-REIT	15	21,759
GMO Payment Gateway, Inc.	200	20,837
Goldwin, Inc.	100	6,525
GungHo Online Entertainment, Inc.	200	3,563
Hachijuni Bank, Ltd.	1,900	7,203
Hakuhodo DY Holdings, Inc.	1,200	14,249
Hamamatsu Photonics KK	600	25,972
Hankyu Hanshin Holdings, Inc.	1,000	33,786
Harmonic Drive Systems, Inc. (A)	200	10,956
Haseko Corp.	1,000	12,587

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hikari Tsushin, Inc.	100	$ 22,756
Hino Motors, Ltd.	1,100	7,423
Hirose Electric Co., Ltd.	100	10,956
Hisamitsu Pharmaceutical Co., Inc.	300	16,156
Hitachi Capital Corp.	200	4,401
Hitachi Construction Machinery Co., Ltd.	400	11,049
Hitachi Metals, Ltd.	800	9,514
Hitachi Transport System, Ltd.	200	5,339
Hitachi, Ltd.	3,700	116,709
Honda Motor Co., Ltd.	6,900	176,234
Hoshizaki Corp.	200	17,129
House Foods Group, Inc.	300	9,677
Hoya Corp.	1,400	133,142
Hulic Co., Ltd. (A)	1,900	17,823
Ibiden Co., Ltd.	500	14,576
Idemitsu Kosan Co., Ltd.	900	19,079
IHI Corp.	600	8,665
Iida Group Holdings Co., Ltd.	700	10,712
Inpex Corp.	4,100	25,345
Invincible Investment Corp., REIT (A)	23	5,925
Isetan Mitsukoshi Holdings, Ltd. (A)	1,500	8,592
Isuzu Motors, Ltd.	2,300	20,750
Ito En, Ltd.	200	11,271
ITOCHU Corp.	6,000	129,110
Itochu Techno-Solutions Corp.	400	14,979
Izumi Co., Ltd.	200	6,322
J. Front Retailing Co., Ltd.	1,000	6,655
Japan Airlines Co., Ltd. (A)	400	7,200
Japan Airport Terminal Co., Ltd.	300	12,764
Japan Exchange Group, Inc.	2,000	46,197
Japan Hotel Investment Corp., REIT (A)	17	7,012
Japan Post Bank Co., Ltd.	1,500	11,151
Japan Post Holdings Co., Ltd.	5,600	39,797
Japan Post Insurance Co., Ltd.	100	1,310
Japan Prime Realty Investment Corp., REIT (A)	4	11,716
Japan Real Estate Investment Corp., REIT	5	25,629
Japan Retail Fund Investment Corp., REIT	10	12,467
Japan Tobacco, Inc. (A)	4,200	77,919
JFE Holdings, Inc.	2,200	15,743
JGC Holdings Corp.	1,000	10,511
JSR Corp.	800	15,424
JTEKT Corp.	900	6,982
K’s Holdings Corp.	800	10,886
Kagome Co., Ltd. (A)	300	8,968
Kajima Corp.	1,900	22,613
Kakaku.com, Inc.	500	12,648
Kaken Pharmaceutical Co., Ltd.	100	5,107
Kamigumi Co., Ltd.	400	7,838
Kaneka Corp.	300	7,786
Kansai Electric Power Co., Inc.	3,100	30,027
Kansai Mirai Financial Group, Inc.	500	1,872
Kansai Paint Co., Ltd.	1,000	21,069
Kao Corp. (A)	1,800	142,485
Kawasaki Heavy Industries, Ltd.	600	8,620
KDDI Corp.	5,900	176,861
Keihan Holdings Co., Ltd.	400	17,815
Keikyu Corp.	1,000	15,303
Keio Corp.	500	28,549

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Keisei Electric Railway Co., Ltd.	700	$ 21,898
Kenedix Office Investment Corp., REIT	2	11,141
Kewpie Corp.	500	9,431
Keyence Corp.	700	292,172
Kikkoman Corp.	700	33,675
Kinden Corp.	500	8,245
Kintetsu Group Holdings Co., Ltd.	700	31,436
Kirin Holdings Co., Ltd. (A)	3,500	73,789
Kobayashi Pharmaceutical Co., Ltd. (A)	200	17,574
Kobe Bussan Co., Ltd.	200	11,271
Kobe Steel, Ltd. (B)	1,400	4,801
Koito Manufacturing Co., Ltd.	500	20,114
Komatsu, Ltd.	3,700	75,571
Konami Holdings Corp. (A)	400	13,310
Konica Minolta, Inc.	1,900	6,551
Kose Corp.	100	12,013
Kubota Corp. (A)	4,400	65,581
Kuraray Co., Ltd. (A)	1,300	13,556
Kurita Water Industries, Ltd.	400	11,090
Kyocera Corp.	1,300	70,672
Kyowa Exeo Corp.	400	9,547
Kyowa Kirin Co., Ltd. (A)	1,000	26,222
Kyushu Electric Power Co., Inc.	1,800	15,099
Kyushu Railway Co.	600	15,567
Lawson, Inc.	200	10,029
LINE Corp. (B)	200	10,048
Lion Corp. (A)	1,100	26,377
LIXIL Group Corp.	1,100	15,355
M3, Inc.	1,600	67,998
Mabuchi Motor Co., Ltd.	200	6,359
Makita Corp.	1,100	39,918
Marubeni Corp.	6,600	29,823
Marui Group Co., Ltd.	800	14,430
Maruichi Steel Tube, Ltd.	300	7,450
Matsumotokiyoshi Holdings Co., Ltd.	300	10,887
Mazda Motor Corp.	2,300	13,772
McDonald’s Holdings Co. Japan, Ltd. (A)	300	16,184
Mebuki Financial Group, Inc.	4,000	9,269
Medipal Holdings Corp.	800	15,394
MEIJI Holdings Co., Ltd.	500	39,765
Mercari, Inc. (A) (B)	400	12,346
Minebea Mitsumi, Inc.	1,600	28,964
MISUMI Group, Inc.	1,100	27,468
Mitsubishi Chemical Holdings Corp.	5,400	31,403
Mitsubishi Corp.	5,600	117,829
Mitsubishi Electric Corp.	8,100	105,074
Mitsubishi Estate Co., Ltd.	5,300	78,725
Mitsubishi Gas Chemical Co., Inc.	800	12,087
Mitsubishi Heavy Industries, Ltd.	1,300	30,643
Mitsubishi Logistics Corp.	300	7,728
Mitsubishi Materials Corp.	500	10,544
Mitsubishi Motors Corp. (A)	2,600	6,411
Mitsubishi UFJ Financial Group, Inc.	48,900	191,095
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	9,455
Mitsui & Co., Ltd.	6,500	96,068
Mitsui Chemicals, Inc.	700	14,579
Mitsui Fudosan Co., Ltd.	3,700	65,488
Mitsui O.S.K. Lines, Ltd.	500	8,843

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Miura Co., Ltd.	400	$ 16,629
Mizuho Financial Group, Inc.	96,300	118,004
MonotaRO Co., Ltd.	500	20,021
Mori Trust Sogo Reit, Inc.	4	4,920
Morinaga & Co., Ltd.	200	7,758
MS&AD Insurance Group Holdings, Inc.	1,900	52,147
Murata Manufacturing Co., Ltd.	2,400	140,505
Nabtesco Corp. (A)	500	15,387
Nagoya Railroad Co., Ltd.	700	19,757
Nankai Electric Railway Co., Ltd.	400	9,143
NEC Corp.	1,000	47,921
Nexon Co., Ltd.	1,700	38,401
NGK Insulators, Ltd.	1,000	13,792
NGK Spark Plug Co., Ltd.	700	10,018
NH Foods, Ltd.	400	16,036
Nichirei Corp.	500	14,529
Nidec Corp.	2,100	140,071
Nifco, Inc.	300	6,393
Nihon M&A Center, Inc.	500	22,570
Nihon Unisys, Ltd.	300	9,357
Nikon Corp.	1,400	11,705
Nintendo Co., Ltd.	400	178,004
Nippon Building Fund, Inc., REIT (A)	5	28,456
Nippon Electric Glass Co., Ltd.	300	4,686
Nippon Express Co., Ltd.	300	15,517
Nippon Paint Holdings Co., Ltd.	800	58,136
Nippon Paper Industries Co., Ltd.	400	5,591
Nippon Prologis, Inc., REIT	9	27,362
Nippon Shinyaku Co., Ltd.	200	16,258
Nippon Shokubai Co., Ltd.	100	5,228
Nippon Steel Corp.	3,600	33,819
Nippon Telegraph & Telephone Corp.	4,900	114,251
Nippon Television Holdings, Inc.	200	2,162
Nippon Yusen KK	600	8,431
Nissan Chemical Corp.	600	30,699
Nissan Motor Co., Ltd.	9,100	33,672
Nisshin Seifun Group, Inc.	1,000	14,914
Nissin Foods Holdings Co., Ltd.	300	26,556
Nitori Holdings Co., Ltd. (A)	300	58,743
Nitto Denko Corp.	600	33,925
NOK Corp.	500	6,178
Nomura Holdings, Inc.	12,600	56,340
Nomura Real Estate Holdings, Inc.	500	9,269
Nomura Real Estate Master Fund, Inc., REIT	18	21,590
Nomura Research Institute, Ltd.	1,500	40,696
NS Solutions Corp.	100	2,730
NSK, Ltd.	1,800	13,331
NTT Data Corp.	2,400	26,673
NTT DOCOMO, Inc.	4,400	117,540
Obayashi Corp.	2,700	25,227
OBIC Business Consultants Co., Ltd.	100	5,311
OBIC Co., Ltd.	300	52,473
Odakyu Electric Railway Co., Ltd.	1,300	31,944
Oji Holdings Corp.	3,800	17,647
Olympus Corp.	4,900	94,267
Omron Corp.	800	53,539
Ono Pharmaceutical Co., Ltd.	1,900	55,247
Open House Co., Ltd.	200	6,841

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Oracle Corp.	100	$ 11,790
Orient Corp.	2,300	2,516
Oriental Land Co., Ltd.	900	118,793
ORIX Corp.	5,000	61,570
ORIX, Inc., REIT	10	13,107
Osaka Gas Co., Ltd.	1,600	31,560
Otsuka Corp.	400	21,059
Otsuka Holdings Co., Ltd. (A)	2,100	91,467
PALTAC Corp.	100	4,593
Pan Pacific International Holdings Corp.	2,300	50,505
Panasonic Corp.	8,800	76,642
Park24 Co., Ltd. (A)	400	6,841
PeptiDream, Inc. (B)	400	18,316
Persol Holdings Co., Ltd.	700	9,603
Pigeon Corp. (A)	500	19,326
Pola Orbis Holdings, Inc. (A)	300	5,217
Rakuten, Inc.	3,100	27,240
Recruit Holdings Co., Ltd.	6,000	204,774
Relo Group, Inc.	400	7,519
Renesas Electronics Corp. (B)	4,000	20,429
Resona Holdings, Inc.	8,400	28,637
Ricoh Co., Ltd.	2,800	19,958
Rinnai Corp.	100	8,342
Rohm Co., Ltd.	400	26,473
Rohto Pharmaceutical Co., Ltd.	400	12,680
Ryohin Keikaku Co., Ltd.	1,000	14,135
Sankyo Co., Ltd.	200	4,831
Sankyu, Inc.	200	7,508
Santen Pharmaceutical Co., Ltd.	1,500	27,571
SBI Holdings, Inc.	900	19,421
Screen Holdings Co., Ltd.	200	9,325
SCSK Corp.	200	9,714
Secom Co., Ltd.	800	69,874
Sega Sammy Holdings, Inc.	700	8,370
Seibu Holdings, Inc.	1,000	10,854
Seiko Epson Corp. (A)	1,200	13,715
Seino Holdings Co., Ltd.	700	9,149
Sekisui Chemical Co., Ltd.	1,700	24,298
Sekisui House, Inc., REIT	15	9,621
Sekisui House, Ltd.	2,400	45,660
Seven & i Holdings Co., Ltd.	3,000	97,882
Seven Bank, Ltd.	2,800	7,656
SG Holdings Co., Ltd.	900	29,365
Sharp Corp.	800	8,498
Shikoku Electric Power Co., Inc.	800	5,895
Shimadzu Corp.	1,000	26,584
Shimamura Co., Ltd.	100	6,766
Shimano, Inc.	300	57,700
Shimizu Corp.	2,800	22,969
Shin-Etsu Chemical Co., Ltd.	1,500	175,117
Shinsei Bank, Ltd.	800	9,625
Shionogi & Co., Ltd.	1,100	68,823
Shiseido Co., Ltd.	1,500	95,032
Shizuoka Bank, Ltd.	2,100	13,489
Showa Denko KK	600	13,437
Skylark Holdings Co., Ltd.	700	11,102
SMC Corp.	300	153,441
Softbank Corp.	6,200	79,019

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
SoftBank Group Corp.	6,300	$ 318,256
Sohgo Security Services Co., Ltd.	300	13,959
Sojitz Corp.	4,300	9,366
Sompo Holdings, Inc.	1,400	48,105
Sony Corp.	4,800	328,528
Sony Financial Holdings, Inc.	600	14,432
Sotetsu Holdings, Inc.	300	8,003
Square Enix Holdings Co., Ltd.	300	15,127
Stanley Electric Co., Ltd.	600	14,432
Subaru Corp.	2,400	49,864
Sugi Holdings Co., Ltd.	100	6,766
Sumco Corp. (A)	1,000	15,285
Sumitomo Chemical Co., Ltd.	6,300	18,803
Sumitomo Corp.	4,700	53,781
Sumitomo Dainippon Pharma Co., Ltd.	600	8,287
Sumitomo Electric Industries, Ltd.	3,000	34,467
Sumitomo Heavy Industries, Ltd.	500	10,868
Sumitomo Metal Mining Co., Ltd.	1,000	27,891
Sumitomo Mitsui Financial Group, Inc. (A)	5,200	146,141
Sumitomo Mitsui Trust Holdings, Inc.	1,400	39,255
Sumitomo Realty & Development Co., Ltd.	1,800	49,436
Sumitomo Rubber Industries, Ltd. (A)	700	6,891
Sundrug Co., Ltd.	300	9,927
Suntory Beverage & Food, Ltd.	500	19,488
Suzuken Co., Ltd.	300	11,179
Suzuki Motor Corp.	1,800	61,015
Sysmex Corp.	600	45,771
T&D Holdings, Inc.	2,300	19,635
Taiheiyo Cement Corp.	500	11,549
Taisei Corp.	900	32,702
Taisho Pharmaceutical Holdings Co., Ltd.	200	12,235
Taiyo Nippon Sanso Corp.	800	13,355
Taiyo Yuden Co., Ltd.	500	15,503
Takashimaya Co., Ltd.	700	5,840
Takeda Pharmaceutical Co., Ltd.	6,000	214,006
TDK Corp.	500	49,497
Teijin, Ltd.	800	12,710
Terumo Corp.	2,600	98,351
THK Co., Ltd.	500	12,346
TIS, Inc.	900	18,970
Tobu Railway Co., Ltd.	800	26,436
Toho Co., Ltd.	500	18,052
Toho Gas Co., Ltd.	400	20,021
Tohoku Electric Power Co., Inc.	1,900	18,069
Tokai Carbon Co., Ltd.	800	7,497
Tokio Marine Holdings, Inc.	2,700	117,575
Tokyo Broadcasting System Holdings, Inc.	100	1,595
Tokyo Century Corp.	200	10,215
Tokyo Electric Power Co. Holdings, Inc. (B)	3,000	9,204
Tokyo Electron, Ltd.	600	147,045
Tokyo Gas Co., Ltd.	1,500	35,872
Tokyo Tatemono Co., Ltd.	800	9,165
Tokyu Corp.	2,200	30,935
Tokyu Fudosan Holdings Corp.	2,300	10,745
Toppan Printing Co., Ltd.	1,300	21,654
Toray Industries, Inc.	6,200	29,165
Toshiba Corp.	1,600	50,943
Tosoh Corp.	1,200	16,351

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
TOTO, Ltd.	600	$ 22,885
Toyo Seikan Group Holdings, Ltd.	600	6,763
Toyo Suisan Kaisha, Ltd.	400	22,357
Toyoda Gosei Co., Ltd.	300	6,234
Toyota Boshoku Corp.	300	4,024
Toyota Industries Corp.	800	42,341
Toyota Motor Corp.	9,900	620,511
Toyota Tsusho Corp.	900	22,766
Trend Micro, Inc.	500	27,900
Tsumura & Co.	300	7,842
Tsuruha Holdings, Inc.	100	13,765
Ube Industries, Ltd.	400	6,867
Unicharm Corp.	1,700	69,648
United Urban Investment Corp., REIT	12	12,880
Universal Entertainment Corp. (A) (B)	100	1,939
USS Co., Ltd.	800	12,777
Welcia Holdings Co., Ltd.	200	16,110
West Japan Railway Co.	700	39,229
Workman Co., Ltd.	100	8,778
Yakult Honsha Co., Ltd.	600	35,315
Yamada Denki Co., Ltd.	2,700	13,389
Yamaha Corp.	600	28,197
Yamaha Motor Co., Ltd.	1,200	18,776
Yamato Holdings Co., Ltd.	1,600	34,555
Yamazaki Baking Co., Ltd.	700	12,042
Yaskawa Electric Corp.	1,000	34,528
Yokogawa Electric Corp.	900	14,015
Yokohama Rubber Co., Ltd.	500	7,017
Z Holdings Corp.	10,100	49,243
Zenkoku Hosho Co., Ltd.	200	7,508
Zensho Holdings Co., Ltd.	400	8,068
Zeon Corp.	700	6,430
ZOZO, Inc. (A)	700	15,546

		14,477,970

Jersey, Channel Islands - 0.0% (D)
Clarivate Analytics PLC (B)	978	21,839

Luxembourg - 0.1%
ArcelorMittal SA (B)	2,703	28,446
Ardagh Group SA	71	917
Aroundtown SA (B)	4,544	26,018
Millicom International Cellular SA, SDR	378	9,892
RTL Group SA	147	4,705
SES SA	1,454	9,929
Tenaris SA (A)	1,790	11,556

		91,463

Macau - 0.0% (D)
MGM China Holdings, Ltd. (A)	3,200	4,129
Sands China, Ltd.	9,200	36,085
Wynn Macau, Ltd.	5,600	9,639

		49,853

Mexico - 0.0% (D)
Fresnillo PLC	698	7,257

Netherlands - 1.4%
ABN AMRO Bank NV, CVA (C)	1,568	13,500
Adyen NV (B) (C)	93	135,319
Aegon NV	5,324	15,864

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Akzo Nobel NV	732	$ 65,558
ASML Holding NV	1,614	592,593
EXOR NV	365	20,842
GrandVision NV (A) (B) (C)	222	6,321
Heineken Holding NV	382	31,256
Heineken NV (A)	895	82,488
ING Groep NV	14,773	102,839
JDE Peet’s BV (B)	488	19,775
Koninklijke Ahold Delhaize NV (A)	4,173	113,704
Koninklijke DSM NV	688	95,200
Koninklijke KPN NV (A)	13,385	35,479
Koninklijke Philips NV (B)	3,400	158,553
NN Group NV	1,032	34,657
Prosus NV (B)	1,602	148,873
QIAGEN NV (B)	861	37,076
Randstad NV	472	21,025
Royal Dutch Shell PLC, A Shares	15,550	247,279
Royal Dutch Shell PLC, B Shares	14,052	212,519
Wolters Kluwer NV	1,035	80,814

		2,271,534

New Zealand - 0.1%
a2 Milk Co., Ltd. (B)	2,805	36,457
Air New Zealand, Ltd. (A)	2,043	1,736
Auckland International Airport, Ltd.	4,522	19,125
Contact Energy, Ltd.	2,723	10,973
Fisher & Paykel Healthcare Corp., Ltd.	2,179	49,937
Fletcher Building, Ltd.	3,125	7,443
Genesis Energy, Ltd.	1,927	3,759
Goodman Property Trust, REIT	4,203	5,493
Infratil, Ltd.	2,697	8,160
Mercury NZ, Ltd.	2,376	7,189
Meridian Energy, Ltd.	4,761	14,742
Precinct Properties New Zealand, Ltd.	4,085	4,129
Ryman Healthcare, Ltd.	1,573	13,245
SkyCity Entertainment Group, Ltd.	2,530	3,893
Spark New Zealand, Ltd.	6,965	20,446
Trustpower, Ltd.	261	1,168
Xero, Ltd. (B)	414	25,685
Z Energy, Ltd.	1,894	3,292

		236,872

Norway - 0.2%
Adevinta ASA, B Shares (B)	857	8,608
AKER ASA, A Shares (B)	93	3,378
Aker BP ASA	410	7,450
Austevoll Seafood ASA	338	2,784
DNB ASA	3,415	44,993
DNO ASA (A)	2,466	1,479
Elkem ASA (C)	926	1,882
Entra ASA (C)	543	6,912
Equinor ASA	4,177	59,146
Gjensidige Forsikring ASA (B)	720	13,218
Kongsberg Gruppen ASA	341	4,765
Leroy Seafood Group ASA	1,062	6,359
Mowi ASA	1,702	32,224
Norsk Hydro ASA (B)	5,177	14,259
Norwegian Finans Holding ASA (B)	587	4,010
Orkla ASA	3,075	26,871

	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
Salmar ASA (B)	206	$ 9,803
Schibsted ASA, B Shares (B)	386	9,067
Schibsted ASA, Class A (B)	303	7,877
SFL Corp., Ltd.	308	2,861
SpareBank 1 SR-Bank ASA (B)	696	5,043
Storebrand ASA (B)	1,774	9,123
Telenor ASA	2,461	35,740
TGS NOPEC Geophysical Co. ASA	450	6,500
Tomra Systems ASA	443	16,215
Yara International ASA	668	23,121

		363,688

Portugal - 0.1%
Banco Comercial Portugues SA, R Shares (A) (B)	30,371	3,650
EDP - Energias de Portugal SA	9,705	46,326
Galp Energia SGPS SA	1,725	19,946
Jeronimo Martins SGPS SA (A)	931	16,296
Navigator Co. SA	843	2,049
NOS SGPS SA (A)	938	4,092

		92,359

Singapore - 0.4%
Ascendas Real Estate Investment Trust	11,400	25,904
BOC Aviation, Ltd. (C)	800	5,109
CapitaLand Commercial Trust, REIT	10,800	13,083
CapitaLand Mall Trust, REIT	10,800	15,174
CapitaLand, Ltd. (B)	9,500	19,885
City Developments, Ltd.	2,300	13,882
ComfortDelGro Corp., Ltd.	8,200	8,523
DBS Group Holdings, Ltd.	6,800	101,387
Genting Singapore, Ltd.	21,500	11,713
Golden Agri-Resources, Ltd.	25,100	2,663
Jardine Cycle & Carriage, Ltd.	400	5,780
Keppel Corp., Ltd. (A)	5,500	23,497
Keppel REIT	7,300	5,756
Mapletree Commercial Trust, REIT	8,100	11,206
Mapletree Logistics Trust, REIT (A)	11,400	15,853
Mapletree North Asia Commercial Trust, REIT	7,900	5,238
Olam International, Ltd.	2,700	2,690
Oversea-Chinese Banking Corp., Ltd.	14,900	96,126
SATS, Ltd.	2,500	5,125
Sea, Ltd., ADR (A) (B)	920	98,661
Sembcorp Industries, Ltd.	3,500	4,391
Singapore Airlines, Ltd.	4,900	13,101
Singapore Exchange, Ltd.	3,100	18,533
Singapore Press Holdings, Ltd. (A)	6,100	5,553
Singapore Technologies Engineering, Ltd.	5,900	13,957
Singapore Telecommunications, Ltd.	31,000	54,665
Suntec, REIT	8,800	8,894
United Overseas Bank, Ltd.	5,300	76,857
UOL Group, Ltd.	2,000	9,734
Venture Corp., Ltd.	1,000	11,598
Wilmar International, Ltd.	11,500	33,716

		738,254

Spain - 0.7%
ACS Actividades de Construccion y Servicios SA	1,038	26,161
Aena SME SA (B) (C)	279	37,196
Amadeus IT Group SA	1,708	88,973
Banco Bilbao Vizcaya Argentaria SA	25,281	87,000

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Santander SA (B)	63,007	$ 153,881
CaixaBank SA	13,607	29,045
Cellnex Telecom SA (C)	1,023	62,321
Endesa SA (A)	1,204	29,655
Ferrovial SA	1,822	48,499
Grifols SA	1,115	33,850
Grifols SA, ADR	984	17,948
Iberdrola SA	23,001	266,602
Industria de Diseno Textil SA	4,018	106,367
Mapfre SA	3,736	6,647
Naturgy Energy Group SA	1,269	23,610
Red Electrica Corp. SA (A)	1,641	30,605
Repsol SA	5,463	47,773
Siemens Gamesa Renewable Energy SA (A) (B)	852	15,100
Telefonica SA	17,324	82,636

		1,193,869

Sweden - 1.0%
AAK AB (B)	661	11,359
Akelius Residential Property AB, D Shares (A)	833	1,512
Alfa Laval AB (B)	1,135	24,901
Assa Abloy AB, B Shares	3,757	76,397
Atlas Copco AB, A Shares	2,449	103,726
Atlas Copco AB, B Shares	1,478	54,668
Axfood AB	398	8,689
Beijer Ref AB (A)	267	8,064
Boliden AB	1,036	23,574
Castellum AB	973	18,177
Electrolux AB, Series B	966	16,154
Elekta AB, B Shares	1,390	12,929
Epiroc AB, Class A (A)	2,372	29,559
Epiroc AB, Class B	1,478	18,077
EQT AB	1,336	23,969
Essity AB, Class B (B)	2,295	74,171
Fabege AB	1,040	12,156
Fastighets AB Balder, B Shares (B)	364	13,874
Getinge AB, B Shares (A)	828	15,366
Hennes & Mauritz AB, B Shares (A)	2,933	42,500
Hexagon AB, B Shares (B)	1,061	61,952
Hexpol AB (B)	986	7,302
Holmen AB, B Shares (B)	377	12,026
Hufvudstaden AB, A Shares	438	5,444
Husqvarna AB, B Shares	1,560	12,776
ICA Gruppen AB	351	16,645
Industrivarden AB, A Shares (B)	610	13,841
Industrivarden AB, C Shares (A) (B)	633	14,343
Intrum AB (A)	279	5,121
Investment AB Latour, B Shares (A)	471	8,544
Investor AB, B Shares	1,726	91,092
Kinnevik AB, Class B	916	24,098
L E Lundbergforetagen AB, B Shares (B)	242	10,982
Lifco AB, B Shares	170	10,766
Lundin Energy AB (A)	715	17,237
Nibe Industrier AB, B Shares (B)	1,382	30,542
Saab AB, B Shares (A) (B)	313	7,814
Sagax AB, D Shares	347	1,086
Sandvik AB (B)	4,185	78,205
Securitas AB, B Shares (B)	1,213	16,346
Skandinaviska Enskilda Banken AB, C Shares (B)	54	489

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A (B)	6,083	$ 52,690
Skanska AB, B Shares (B)	1,364	27,744
SKF AB, B Shares	1,417	26,335
Spotify Technology SA (B)	381	98,370
SSAB AB, A Shares (B)	899	2,475
SSAB AB, B Shares (B)	2,392	6,342
Svenska Cellulosa AB SCA, Class B (B)	2,295	27,294
Svenska Handelsbanken AB, A Shares (B)	5,745	54,535
Svenska Handelsbanken AB, B Shares (B)	134	1,338
Swedbank AB, A Shares (B)	3,517	45,073
Swedish Match AB	614	43,167
Swedish Orphan Biovitrum AB (B)	721	16,654
Tele2 AB, B Shares	1,892	25,090
Telefonaktiebolaget LM Ericsson, B Shares	9,915	91,693
Telia Co. AB	9,606	35,881
Trelleborg AB, B Shares (B)	919	13,381
Volvo AB, B Shares (B)	6,215	97,328
Wallenstam AB, B Shares	795	9,207

		1,711,070

Switzerland - 3.0%
ABB, Ltd.	7,316	164,688
Alcon, Inc. (B)	1,853	106,305
Chocoladefabriken Lindt & Spruengli AG	4	32,927
Cie Financiere Richemont SA	1,979	126,232
Credit Suisse Group AG	9,207	95,204
Geberit AG	140	70,063
Givaudan SA	30	111,698
Glencore PLC (B)	41,478	87,751
Kuehne & Nagel International AG (B)	191	31,727
LafargeHolcim, Ltd. (B)	1,845	80,825
Lonza Group AG	282	148,864
Nestle SA	11,283	1,247,197
Novartis AG	9,354	813,632
Partners Group Holding AG	71	64,395
Roche Holding AG	2,767	958,471
Schindler Holding AG	228	53,674
SGS SA	20	48,863
Sika AG	538	103,535
STMicroelectronics NV (A)	2,485	67,599
Swatch Group AG (A)	110	21,952
Swatch Group AG	222	8,683
Swiss Re AG	1,105	85,200
Swisscom AG (A)	96	50,241
UBS Group AG	14,524	167,151
Zurich Insurance Group AG	571	201,391

		4,948,268

United Kingdom - 4.0%
3i Group PLC	3,682	37,879
Admiral Group PLC	958	27,213
Anglo American PLC	5,168	119,372
Ashtead Group PLC	1,722	57,852
Associated British Foods PLC	1,351	31,967
AstraZeneca PLC	4,974	517,544
AVEVA Group PLC	244	12,337
Aviva PLC	14,925	50,455
BAE Systems PLC	12,099	72,266
Barclays PLC	61,791	87,358

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Barratt Developments PLC	3,859	$ 23,645
Berkeley Group Holdings PLC	488	25,114
BP PLC	76,707	291,162
British American Tobacco PLC	8,680	332,958
British Land Co. PLC, REIT (A)	3,570	17,044
BT Group PLC	33,259	46,869
Bunzl PLC	1,272	34,043
Burberry Group PLC	1,534	30,317
Centrica PLC	22,103	10,525
CNH Industrial NV (A) (B)	3,767	26,350
Coca-Cola European Partners PLC	796	30,057
Compass Group PLC	6,769	93,005
ConvaTec Group PLC (C)	5,992	14,482
Croda International PLC	500	32,472
Diageo PLC	8,877	294,118
Direct Line Insurance Group PLC	5,213	17,456
DS Smith PLC	5,185	21,026
easyJet PLC (A)	1,158	9,730
Ferguson PLC	880	71,894
Fiat Chrysler Automobiles NV (B)	4,172	41,910
GlaxoSmithKline PLC	18,927	382,739
Halma PLC	1,433	40,777
Hargreaves Lansdown PLC	1,043	20,987
HSBC Holdings PLC	78,248	366,043
Imperial Brands PLC	3,600	68,435
Informa PLC	5,695	33,101
InterContinental Hotels Group PLC	712	31,381
Intertek Group PLC	610	41,002
ITV PLC	13,736	12,675
J Sainsbury PLC	6,540	16,865
JD Sports Fashion PLC	1,550	11,916
Johnson Matthey PLC	754	19,546
Kingfisher PLC	8,081	22,047
Land Securities Group PLC, REIT	2,848	19,460
Legal & General Group PLC	22,399	61,137
Lloyds Banking Group PLC	266,060	102,486
London Stock Exchange Group PLC	1,195	123,409
M&G PLC	9,804	20,297
Marks & Spencer Group PLC	7,394	9,045
Melrose Industries PLC	18,420	25,946
Micro Focus International PLC	1,376	7,345
Mondi PLC	1,841	34,360
National Grid PLC	14,229	173,915
Next PLC	505	30,537
NMC Health PLC (B) (E) (F) (G) (H)	1,067	0
Ocado Group PLC (B)	2,225	55,754
Pearson PLC (A)	2,853	20,298
Persimmon PLC (B)	1,204	34,008
Prudential PLC	9,804	147,607
Reckitt Benckiser Group PLC	2,793	256,481
RELX PLC	7,512	173,570
Rentokil Initial PLC	6,966	43,862
Rio Tinto PLC	3,714	208,755
Rio Tinto, Ltd.	1,407	94,896
Rolls-Royce Holdings PLC	7,321	25,817
Royal Bank of Scotland Group PLC	17,421	26,175
RSA Insurance Group PLC	3,892	19,707
Sage Group PLC	4,246	35,245

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Schroders PLC	488	$ 17,782
Segro PLC, REIT	4,509	49,863
Severn Trent PLC	911	27,904
Smith & Nephew PLC	3,378	62,837
Smiths Group PLC	1,489	25,978
Spirax-Sarco Engineering PLC	279	34,391
SSE PLC	3,967	66,883
St. James’s Place PLC	2,035	23,958
Standard Chartered PLC	10,052	54,662
Standard Life Aberdeen PLC	8,650	28,601
Subsea 7 SA (B)	899	5,647
Taylor Wimpey PLC	13,799	24,313
Tesco PLC	36,827	103,793
Unilever NV	5,538	293,895
Unilever PLC	4,427	238,219
United Utilities Group PLC	2,585	29,072
Vodafone Group PLC	101,593	161,756
Weir Group PLC (A)	984	12,930
Whitbread PLC (B)	760	20,866
WM Morrison Supermarkets PLC	9,073	21,362
WPP PLC	4,619	36,001

		6,636,759

United States - 0.0% (D)
Carnival PLC	706	8,599
Flex, Ltd. (B)	1,911	19,588
Stratasys, Ltd. (A) (B)	208	3,299

		31,486

Total Common Stocks (Cost $48,813,097)		51,214,352

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG, 5.74% (I)	216	10,476
Henkel AG & Co. KGaA, 2.19% (I)	676	62,927
Porsche Automobil Holding SE, 4.17% (I)	581	33,384
Sartorius AG, 0.11% (I)	129	42,394
Volkswagen AG, 0.00% (I)	696	105,484

Total Preferred Stocks (Cost $239,251)		254,665

RIGHT - 0.0%
Austria - 0.0%
Buwog AG, (B) (E) (F) (G) Exercise Price EUR 29, Expiration Date 12/31/2099	152	0

Total Right (Cost $0)		0

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 68.5%
U.S. Treasury - 68.5%
U.S. Treasury Note 0.25%, 06/30/2025	$ 115,099,000	$ 114,883,189

Total U.S. Government Obligation (Cost $114,937,142)		114,883,189

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional Treasury Money Market Fund, 0.05% (I)	430,832	430,832

Total Short-Term Investment Company (Cost $430,832)		430,832

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.13% (I)	746,511	$ 746,511

Total Other Investment Company (Cost $746,511)		746,511

Total Investments (Cost $165,166,833)		167,529,549
Net Other Assets (Liabilities) - 0.1%		214,743

Net Assets - 100.0%		$ 167,744,292

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	16	09/18/2020	$1,408,643	$1,422,720	$14,077	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligation	68.6%	$114,883,189
Pharmaceuticals	3.0	5,062,608
Banks	2.3	3,888,748
Insurance	1.5	2,456,591
Food Products	1.2	2,054,301
Chemicals	1.1	1,802,971
Oil, Gas & Consumable Fuels	1.0	1,679,721
Machinery	1.0	1,606,484
Automobiles	0.9	1,563,733
Metals & Mining	0.8	1,413,130
Capital Markets	0.8	1,359,384
Textiles, Apparel & Luxury Goods	0.8	1,306,557
Personal Products	0.7	1,167,417
Electric Utilities	0.7	1,145,795
Semiconductors & Semiconductor Equipment	0.7	1,087,531
Health Care Equipment & Supplies	0.6	1,041,450
Real Estate Management & Development	0.6	1,037,437
Beverages	0.6	1,010,829
Software	0.6	1,010,228
Electronic Equipment, Instruments & Components	0.6	998,828
Diversified Telecommunication Services	0.6	992,752
Wireless Telecommunication Services	0.5	896,637
Electrical Equipment	0.5	882,932
Food & Staples Retailing	0.5	832,239
Professional Services	0.5	767,472
Equity Real Estate Investment Trusts	0.5	754,725
IT Services	0.4	720,033
Industrial Conglomerates	0.4	679,973
Household Durables	0.4	678,582
Trading Companies & Distributors	0.4	676,818
Road & Rail	0.4	645,323

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Hotels, Restaurants & Leisure	0.4%		$638,386
Entertainment	0.3		567,189
Biotechnology	0.3		549,219
Household Products	0.3		540,910
Multi-Utilities	0.3		536,660
Building Products	0.3		536,642
Tobacco	0.3		522,479
Aerospace & Defense	0.3		512,681
Construction & Engineering	0.3		476,176
Auto Components	0.3		458,374
Specialty Retail	0.3		447,491
Money Market Funds	0.3		430,832
Diversified Financial Services	0.2		370,234
Internet & Direct Marketing Retail	0.2		295,226
Air Freight & Logistics	0.2		291,152
Construction Materials	0.2		285,698
Multiline Retail	0.2		284,970
Health Care Providers & Services	0.2		279,953
Gas Utilities	0.2		278,459
Commercial Services & Supplies	0.2		271,533
Transportation Infrastructure	0.1		248,415
Life Sciences Tools & Services	0.1		242,460
Media	0.1		236,642
Technology Hardware, Storage & Peripherals	0.1		211,011
Paper & Forest Products	0.1		184,903
Communications Equipment	0.1		184,866
Leisure Products	0.1		143,060
Interactive Media & Services	0.1		114,423
Health Care Technology	0.1		102,989
Marine	0.1		91,135
Airlines	0.1		84,348
Containers & Packaging	0.0	(D)	72,862
Water Utilities	0.0	(D)	56,976
Independent Power & Renewable Electricity Producers	0.0	(D)	50,382
Energy Equipment & Services	0.0	(D)	36,492
Consumer Finance	0.0	(D)	24,983
Distributors	0.0	(D)	10,373
Diversified Consumer Services	0.0	(D)	8,036

Investments	99.6		166,783,038
Short-Term Investments	0.4		746,511

Total Investments	100.0%		$167,529,549

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Common Stocks	$630,511	$50,583,841	$0	$51,214,352
Preferred Stocks	—	254,665	—	254,665
Right	—	—	0	0
U.S. Government Obligation	—	114,883,189	—	114,883,189

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2020

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
Short-Term Investment Company	$430,832	$—	$—	$430,832
Other Investment Company	746,511	—	—	746,511

Total Investments	$1,807,854	$165,721,695	$0	$167,529,549

Other Financial Instruments
Futures Contracts (L)	$14,077	$—	$—	$14,077

Total Other Financial Instruments	$14,077	$—	$—	$14,077

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (H)	$—	$—	$0	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,182,340, collateralized by cash collateral of $746,511 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,547,420. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the total value of 144A securities is $559,241, representing 0.3% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities deemed worthless.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2020, the total value of securities is $0, representing 0.00% of the Fund’s net assets.
(H)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(I)	Rates disclosed reflect the yields at June 30, 2020.
(J)	The Fund recognizes transfers in and out of Level 3 as of June 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Fund.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2020

(unaudited)

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P EM 100 & Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
Assets:
Investments, at value (A) (B)	$85,707,534	$381,119,284	$33,253,010	$42,248,173	$167,529,549
Cash	47,671	—	59	—	—
Cash collateral pledged at broker for:
Futures contracts	30,000	132,000	12,800	37,100	140,800
Foreign currency, at value (C)	—	—	—	110,655	405,504
Receivables and other assets:
Investments sold	71,051,177	247,719,777	28,776,788	27,226,941	114,950,066
Net income from securities lending	1,090	3,135	679	634	2,051
Dividends	15,310	97,012	4,129	65,294	59,128
Interest	494	1,846	199	181	810
Tax reclaims	—	—	—	1,263	355,628
Variation margin receivable on futures contracts	43,071	138,785	6,432	35,066	60,514
Other assets	293	2,161	87	68	189
Total assets	156,896,640	629,214,000	62,054,183	69,725,375	283,504,239

Liabilities:
Cash collateral received upon return of:
Securities on loan	81,553	52,444	178,720	127,925	746,511
Payables and other liabilities:
Investments purchased	71,077,743	247,693,877	28,771,671	27,151,146	114,940,058
Investment management fees	33,691	116,422	12,981	22,203	73,378
Total liabilities	71,192,987	247,862,743	28,963,372	27,301,274	115,759,947
Net assets	$85,703,653	$381,351,257	$33,090,811	$42,424,101	$167,744,292

Net assets consist of:
Paid-in capital	$97,958,332	$361,986,319	$40,767,399	$45,472,846	$193,526,004
Total distributable earnings (accumulated losses)	(12,254,679)	19,364,938	(7,676,588)	(3,048,745)	(25,781,712)
Net assets	$85,703,653	$381,351,257	$33,090,811	$42,424,101	$167,744,292
Shares outstanding	1,800,000	6,600,000	700,000	900,000	3,800,000
Net asset value per share	$47.61	$57.78	$47.27	$47.14	$44.14

(A) Investments, at cost	$84,290,960	$364,451,830	$33,052,830	$41,226,819	$165,166,833
(B) Securities on loan, at value	$606,750	$250,646	$298,961	$123,583	$2,182,340
(C) Foreign currency, at cost	$—	$—	$—	$110,870	$406,399

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS

For the period ended June 30, 2020

(unaudited)

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P EM 100 & Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
Investment Income:
Dividend income	$335,311	$2,087,945	$91,022	$271,903	$1,011,894
Interest income	107,676	438,952	47,953	54,599	172,854
Net income from securities lending	8,756	31,128	7,997	4,147	17,622
Withholding taxes on foreign income	(88)	—	(66)	(31,527)	(78,506)
Total investment income	451,655	2,558,025	146,906	299,122	1,123,864

Expenses:
Investment management fees	198,467	697,593	78,203	128,409	432,013
Total expenses	198,467	697,593	78,203	128,409	432,013

Net investment income (loss)	253,188	1,860,432	68,703	170,713	691,851

Net realized gain (loss) on:
Investments	(4,420,715)	18,139,693	(3,765,432)	(1,840,015)	(17,102,847)
In-kind redemptions	—	3,283,280	685,835	—	770,865
Swap agreements	—	—	(75,866)	—	—
Futures contracts	(39,886)	428,413	(34,540)	209,541	104,391
Foreign currency transactions	—	—	—	(34,403)	(37,853)
Net realized gain (loss)	(4,460,601)	21,851,386	(3,190,003)	(1,664,877)	(16,265,444)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,601,540)	(47,772,535)	(2,577,798)	(2,644,564)	(12,590,757)
Futures contracts	575	(78,714)	1,067	(13,730)	(2,125)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(1,325)	(5,243)
Net change in unrealized appreciation (depreciation)	(7,600,965)	(47,851,249)	(2,576,731)	(2,659,619)	(12,598,125)
Net realized and change in unrealized gain (loss)	(12,061,566)	(25,999,863)	(5,766,734)	(4,324,496)	(28,863,569)
Net increase (decrease) in net assets resulting from operations	$(11,808,378)	$(24,139,431)	$(5,698,031)	$(4,153,783)	$(28,171,718)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS

For the years and periods ended:

	DeltaShares® S&P 400 Managed Risk ETF		DeltaShares® S&P 500 Managed Risk ETF		DeltaShares® S&P 600 Managed Risk ETF
	June 30, 2020 (unaudited)	December 31, 2019	June 30, 2020 (unaudited)	December 31, 2019	June 30, 2020 (unaudited)	December 31, 2019
From operations:
Net investment income (loss)	$253,188	$1,281,224	$1,860,432	$6,908,628	$68,703	$487,843
Net realized gain (loss)	(4,460,601)	1,175,297	21,851,386	11,234,862	(3,190,003)	217,584
Net change in unrealized appreciation (depreciation)	(7,600,965)	10,734,059	(47,851,249)	65,022,706	(2,576,731)	3,869,077
Net increase (decrease) in net assets resulting from operations	(11,808,378)	13,190,580	(24,139,431)	83,166,196	(5,698,031)	4,574,504

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(252,652)	(1,326,963)	(1,851,109)	(7,172,785)	(87,238)	(514,864)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(252,652)	(1,326,963)	(1,851,109)	(7,172,785)	(87,238)	(514,864)

Capital share transactions:
Proceeds from shares sold	—	—	5,427,164	8,055,870	—	—
Cost of shares redeemed	—	(17,942,947)	(26,171,478)	(42,721,348)	(2,830,821)	(2,626,876)
Net increase (decrease) in net assets resulting from capital share transactions	—	(17,942,947)	(20,744,314)	(34,665,478)	(2,830,821)	(2,626,876)
Net increase (decrease) in net assets	(12,061,030)	(6,079,330)	(46,734,854)	41,327,933	(8,616,090)	1,432,764

Net assets:
Beginning of period/year	97,764,683	103,844,013	428,086,111	386,758,178	41,706,901	40,274,137
End of period/year	$85,703,653	$97,764,683	$381,351,257	$428,086,111	$33,090,811	$41,706,901

Capital share transactions - shares:
Shares issued	—	—	100,000	150,000	—	—
Shares redeemed	—	(350,000)	(450,000)	(750,000)	(50,000)	(50,000)
Net increase (decrease) in shares outstanding	—	(350,000)	(350,000)	(600,000)	(50,000)	(50,000)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the year and periods ended:

	DeltaShares® S&P EM 100 & Managed Risk ETF		DeltaShares® S&P International Managed Risk ETF
	June 30, 2020 (unaudited)	December 31, 2019 (A)	June 30, 2020 (unaudited)	December 31, 2019
From operations:
Net investment income (loss)	$170,713	$1,018,541	$691,851	$5,661,204
Net realized gain (loss)	(1,664,877)	(2,410,535)	(16,265,444)	4,683,284
Net change in unrealized appreciation (depreciation)	(2,659,619)	3,680,935	(12,598,125)	25,538,716
Net increase (decrease) in net assets resulting from operations	(4,153,783)	2,288,941	(28,171,718)	35,883,204

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(204,881)	(979,022)	(863,723)	(6,314,088)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(204,881)	(979,022)	(863,723)	(6,314,088)

Capital share transactions:
Proceeds from shares sold	—	45,472,846	2,193,916	4,595,782
Cost of shares redeemed	—	—	(5,174,124)	(36,595,032)
Net increase (decrease) in net assets resulting from capital share transactions	—	45,472,846	(2,980,208)	(31,999,250)
Net increase (decrease) in net assets	(4,358,664)	46,782,765	(32,015,649)	(2,430,134)

Net assets:
Beginning of period/year	46,782,765	—	199,759,941	202,190,075
End of period/year	$42,424,101	$46,782,765	$167,744,292	$199,759,941

Capital share transactions - shares:
Shares issued	—	900,000	50,000	100,000
Shares redeemed	—	—	(100,000)	(750,000)
Net increase (decrease) in shares outstanding	—	900,000	(50,000)	(650,000)

(A)	Commenced operations on March 20, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	DeltaShares® S&P 400 Managed Risk ETF
	June 30, 2020 (unaudited)		December 31, 2019		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$54.31		$48.30		$53.88	$50.00

Investment operations:
Net investment income (loss) (B)	0.14		0.67		0.66	0.27
Net realized and unrealized gain (loss)	(6.70)		6.03		(5.58)	3.94
Total investment operations	(6.56)		6.70		(4.92)	4.21

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.69)		(0.66)	(0.27)
Net realized gains	—		—		—	(0.06)
Total dividends and/or distributions to shareholders	(0.14)		(0.69)		(0.66)	(0.33)

Net asset value, end of period/year	$47.61		$54.31		$48.30	$53.88
Total return	(12.06	)%(C)	13.95%		(9.19)%	8.42	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$85,704		$97,765		$103,844	$131,994
Expenses to average net assets	0.45	%(D)(E)	0.45	%(D)	0.45%	0.45	%(E)
Net investment income (loss) to average net assets	0.57	%(E)	1.30%		1.23%	1.25	%(E)
Portfolio turnover rate (F)	435	%(C)	511%		435%	6	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the periods and years indicated:	DeltaShares® S&P 500 Managed Risk ETF
	June 30, 2020 (unaudited)		December 31, 2019		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$61.60		$51.23		$54.10	$50.00

Investment operations:
Net investment income (loss) (B)	0.27		0.94		0.91	0.36
Net realized and unrealized gain (loss)	(3.82)		10.41		(2.86)	4.09
Total investment operations	(3.55)		11.35		(1.95)	4.45

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.98)		(0.91)	(0.34)
Net realized gains	—		—		(0.01)	(0.01)
Total dividends and/or distributions to shareholders	(0.27)		(0.98)		(0.92)	(0.35)

Net asset value, end of period/year	$57.78		$61.60		$51.23	$54.10
Total return	(5.73	)%(C)	22.30%		(3.68)%	8.94	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$381,351		$428,086		$386,758	$419,310
Expenses to average net assets	0.35	%(D)(E)	0.35	%(D)	0.35%	0.35	%(E)
Net investment income (loss) to average net assets	0.93	%(E)	1.66%		1.65%	1.64	%(E)
Portfolio turnover rate (F)	401	%(C)	300%		430%	2	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	DeltaShares® S&P 600 Managed Risk ETF
	June 30, 2020 (unaudited)		December 31, 2019		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$55.61		$50.34		$53.94	$50.00

Investment operations:
Net investment income (loss) (B)	0.10		0.64		0.59	0.24
Net realized and unrealized gain (loss)	(8.32)		5.30		(3.52)	4.09
Total investment operations	(8.22)		5.94		(2.93)	4.33

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.67)		(0.64)	(0.24)
Net realized gains	—		—		(0.03)	(0.15)
Total dividends and/or distributions to shareholders	(0.12)		(0.67)		(0.67)	(0.39)

Net asset value, end of period/year	$47.27		$55.61		$50.34	$53.94
Total return	(14.75	)%(C)	11.85%		(5.47)%	8.65	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,091		$41,707		$40,274	$59,331
Expenses to average net assets	0.45	%(D)(E)	0.45	%(D)	0.45%	0.45	%(E)
Net investment income (loss) to average net assets	0.40	%(E)	1.21%		1.07%	1.12	%(E)
Portfolio turnover rate (F)	462	%(C)	584%		448%	21	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the periods indicated:	DeltaShares® S&P EM 100 & Managed Risk ETF
	June 30, 2020 (unaudited)		December 31, 2019 (A)
Net asset value, beginning of period	$51.98		$50.14

Investment operations:
Net investment income (loss) (B)	0.19		1.18
Net realized and unrealized gain (loss)	(4.80)		1.75
Total investment operations	(4.61)		2.93

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(1.09)

Net asset value, end of period	$47.14		$51.98
Total return	(8.85	)%(C)	5.85	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$42,424		$46,783
Expenses to average net assets (D)	0.60	%(E)	0.60	%(E)
Net investment income (loss) to average net assets	0.80	%(E)	3.10	%(E)
Portfolio turnover rate (F)	435	%(C)	274	%(C)

(A)	Commenced operations on March 20, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	DeltaShares® S&P International Managed Risk ETF
	June 30, 2020 (unaudited)		December 31, 2019		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$51.89		$44.93		$53.13	$50.00

Investment operations:
Net investment income (loss) (B)	0.18		1.38		1.33	0.32
Net realized and unrealized gain (loss)	(7.70)		7.12		(8.15)	3.16
Total investment operations	(7.52)		8.50		(6.82)	3.48

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(1.54)		(1.37)	(0.34)
Net realized gains	—		—		(0.01)	(0.01)
Total dividends and/or distributions to shareholders	(0.23)		(1.54)		(1.38)	(0.35)

Net asset value, end of period/year	$44.14		$51.89		$44.93	$53.13
Total return	(14.45	)%(C)	19.12%		(13.09)%	6.97	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$167,744		$199,760		$202,190	$244,408
Expenses to average net assets	0.50	%(D) (E)	0.50	%(D)	0.50%	0.50	%(E)
Net investment income (loss) to average net assets	0.80	%(E)	2.85%		2.60%	1.47	%(E)
Portfolio turnover rate (F)	402	%(C)	85%		189%	3	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS

At June 30, 2020

(unaudited)

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund
DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”)
DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”)
DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”)
DeltaShares® S&P EM 100 & Managed Risk ETF (“S&P EM 100 & Managed Risk”)
DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”)

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund is to seek to track the investment results, before fees and expenses, of the respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or indexing approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400® Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500® Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600® Managed Risk 2.0 Index
S&P EM 100 & Managed Risk	S&P EM 100 Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired Milliman Financial Risk Management LLC as the sub-adviser to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical,

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

1. ORGANIZATION (continued)

recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2020, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2020, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio (the “Navigator”). The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2020. No individual fund has a significant holding in the Navigator.

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2020, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2020.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P 400 Managed Risk
Securities Lending Transactions
Common Stocks	$81,553	$—	$—	$—	$81,553
Total Borrowings	$81,553	$—	$—	$—	$81,553

S&P 500 Managed Risk
Securities Lending Transactions
Common Stocks	$52,444	$—	$—	$—	$52,444
Total Borrowings	$52,444	$—	$—	$—	$52,444

S&P 600 Managed Risk
Securities Lending Transactions
Common Stocks	$178,720	$—	$—	$—	$178,720
Total Borrowings	$178,720	$—	$—	$—	$178,720

S&P EM 100 & Managed Risk
Securities Lending Transactions
Common Stocks	$127,925	$—	$—	$—	$127,925
Total Borrowings	$127,925	$—	$—	$—	$127,925

S&P International Managed Risk
Securities Lending Transactions
Common Stocks	$746,511	$—	$—	$—	$746,511
Total Borrowings	$746,511	$—	$—	$—	$746,511

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives. The Funds’ use of derivatives may increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to enhance the Fund’s ability to track its Underlying Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2020, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Fund may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Fund, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statements of Operations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty, and by the posting of collateral.

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2020, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2020.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$12,847	$—	$—	$12,847
Total	$—	$—	$12,847	$—	$—	$12,847

S&P 500 Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$32,678	$—	$—	$32,678
Total	$—	$—	$32,678	$—	$—	$32,678

S&P 600 Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$6,412	$—	$—	$6,412
Total	$—	$—	$6,412	$—	$—	$6,412

S&P EM 100 & Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$63	$—	$—	$63
Total	$—	$—	$63	$—	$—	$63

S&P International Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$14,077	$—	$—	$14,077
Total	$—	$—	$14,077	$—	$—	$14,077

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of June 30, 2020.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts	$—	$—	$(39,886)	$—	$—	$(39,886)
Total	$—	$—	$(39,886)	$—	$—	$(39,886)

S&P 500 Managed Risk
Futures contracts	$1,360	$—	$427,053	$—	$—	$428,413
Total	$1,360	$—	$427,053	$—	$—	$428,413

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 600 Managed Risk
Futures contracts	$—	$—	$(34,540)	$—	$—	$(34,540)
Swap agreements	(980)	—	(74,886)	—	—	(75,866)
Total	$(980)	$—	$(109,426)	$—	$—	$(110,406)

S&P EM 100 & Managed Risk
Futures contracts	$—	$—	$209,541	$—	$—	$209,541
Total	$—	$—	$209,541	$—	$—	$209,541

S&P International Managed Risk
Futures contracts	$—	$—	$104,391	$—	$—	$104,391
Total	$—	$—	$104,391	$—	$—	$104,391

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts	$—	$—	$575	$—	$—	$575
Total	$—	$—	$575	$—	$—	$575

S&P 500 Managed Risk
Futures contracts	$—	$—	$(78,714)	$—	$—	$(78,714)
Total	$—	$—	$(78,714)	$—	$—	$(78,714)

S&P 600 Managed Risk
Futures contracts	$—	$—	$1,067	$—	$—	$1,067
Total	$—	$—	$1,067	$—	$—	$1,067

S&P EM 100 & Managed Risk
Futures contracts	$—	$—	$(13,730)	$—	$—	$(13,730)
Total	$—	$—	$(13,730)	$—	$—	$(13,730)

S&P International Managed Risk
Futures contracts	$—	$—	$(2,125)	$—	$—	$(2,125)
Total	$—	$—	$(2,125)	$—	$—	$(2,125)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2020.

	S&P 400 Managed Risk	S&P 500 Managed Risk	S&P 600 Managed Risk (A)	S&P EM 100 & Managed Risk	S&P International Managed Risk
Futures contracts:
Average notional value of contracts — long	$742,490	$3,830,308	$325,522	$662,028	$1,962,934

(A)	There were no open positions for swap agreements at the beginning and/or end of each month; however, the Fund periodically invested in this type of derivative instrument during the period.

The applicable Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Asset allocation: Each Underlying Index and, thus, each Fund allocates assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets bear heightened foreign investments risks. Emerging market countries typically have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Some emerging market countries are especially vulnerable to economic conditions in other countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing. An investment in emerging market securities should be considered speculative.

Foreign investment risk: Investments in securities of foreign issuers (including those denominated in U.S. dollars) or issuers with significant exposure to foreign markets are subject to additional risks. Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors affecting the particular issuers as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated, less transparent and more

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

7. RISK FACTORS (continued)

volatile than U.S. markets. The value of a Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While the Sub-Adviser seeks to track the performance of an Underlying Index (i.e., achieve a high degree of correlation with the Underlying Index), a Fund’s return may not match the return of the Underlying Index. When utilizing either a replication or sampling strategy, a Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities and engaging in derivatives transactions. In addition, a Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund. The Sub-Adviser may attempt to replicate the Underlying Index return through a sampling strategy, which involves investing in fewer than all of the securities in the Underlying Index, or in some securities not included in the Underlying Index, potentially increasing the risk of divergence between a Fund’s return and that of the Underlying Index. To the extent a Fund employs a sampling strategy, an adverse development affecting an issuer of a security held by a Fund could result in a greater decline in NAV than would be the case if a Fund used a full replication strategy and held all of the securities in the Underlying Index. In addition, due to the potential for frequent rebalancing of the Underlying Indexes, there is greater risk that the Sub-Adviser may fail to implement changes to a Fund’s portfolio necessary to track the performance of the Underlying Index.

Market risk: The market prices of a Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by a Fund fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, a Fund’s exposure to the risks described in the Fund’s prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Recent events risk: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

TAM is an affiliate of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
S&P 400 Managed Risk	0.45%
S&P 500 Managed Risk	0.35
S&P 600 Managed Risk	0.45
S&P EM 100 & Managed Risk	0.60
S&P International Managed Risk	0.50

From time to time, TAM may waive all or a portion of its management fee. TAM pays all expenses of each Fund other than the investment management fee, distribution fee pursuant to each Fund’s distribution and service plan, if any, brokerage expenses, taxes, interest, litigation expenses, fees and expenses related to securities lending services, costs of borrowing money, acquired fund fees and expenses and other extraordinary expenses.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, however, the Distribution Plan has not yet been implemented. Under the Distribution Plan, payments at an annual rate of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of capital shares. The implementation of any such payments would be approved by the Board prior to implementation.

The Trust has entered into a distribution agreement with Foreside Fund Services, LLC as the Funds’ distributor. The Distributor will not distribute Fund shares in less than creation units, and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of Fund shares.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2020.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2020, the cost of securities purchased and proceeds from securities sold (excluding in-kind transactions and short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
S&P 400 Managed Risk	$9,830,910	$387,802,239	$77,763,090	$318,855,901
S&P 500 Managed Risk	64,611,204	1,570,518,089	308,373,044	1,331,516,089
S&P 600 Managed Risk	7,082,641	160,929,799	34,477,439	133,074,196
S&P EM 100 & Managed Risk	15,178,654	178,468,266	38,216,552	155,095,011
S&P International Managed Risk	31,170,562	675,201,571	140,889,282	563,548,622

Transamerica ETF Trust	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2020

(unaudited)

9. PURCHASES AND SALES OF SECURITIES (continued)

For the period ended June 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales are as follows. Funds not listed in the subsequent table do not have in-kind purchases or in-kind sales during the period.

Fund	In-Kind Purchases	In-Kind Sales
S&P 500 Managed Risk	$797,584	$11,604,532
S&P 600 Managed Risk	—	2,830,906
S&P International Managed Risk	568,649	4,996,002

10. CAPITAL SHARE TRANSACTIONS

The Funds will issue or redeem capital shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 50,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in each Fund’s Underlying Index.

Individual capital shares may only be purchased and sold on a national securities exchange, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because capital shares trade at market prices rather than at NAV, capital shares may trade at a price greater than NAV (premium) or less than NAV (discount). Transactions in capital shares for each Fund are disclosed in detail within the Statements of Changes in Net Assets.

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2020, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
S&P 400 Managed Risk	$84,290,960	$1,900,907	$(471,486)	$1,429,421
S&P 500 Managed Risk	364,451,830	20,206,262	(3,506,130)	16,700,132
S&P 600 Managed Risk	33,052,830	513,498	(306,906)	206,592
S&P EM 100 & Managed Risk	41,226,819	1,665,017	(643,600)	1,021,417
S&P International Managed Risk	165,166,833	4,777,913	(2,401,120)	2,376,793

Transamerica ETF Trust	Semi-Annual Report 2020

Approval of the Management Agreement and Investment Sub-Advisory Agreement

On June 9, 2020, at a meeting of the Board of Trustees (the “Board” or “Trustees”) of Transamerica ETF Trust (“Trust”), including those Trustees who are not interested persons of the Trust (“Independent Trustees”), the Board considered (1) the continued appointment of Transamerica Asset Management, Inc. (“TAM”) as investment manager of the DeltaShares S&P 400 Managed Risk ETF (“DMRM”), DeltaShares S&P 500 Managed Risk ETF (“DMRL”), DeltaShares S&P 600 Managed Risk ETF (“DMRS”), DeltaShares S&P International Managed Risk ETF (“DMRI”) and DeltaShares S&P EM 100 & Managed Risk ETF (“DMRE”) (collectively, the “Funds”), pursuant to the renewal of the Management Agreement between TAM and the Trust with respect to the Funds, and (2) the continued appointment of Milliman Financial Risk Management LLC (“Sub-Adviser”) as investment sub-adviser of the Funds, pursuant to the renewal of the Investment Sub-Advisory Agreement between Sub-Adviser and TAM with respect to the Funds. In preparation for its deliberations, the Board requested, and received in advance of the meeting, a written response from each of TAM and the Sub-Adviser (collectively, the “Advisers”) to a due diligence questionnaire circulated on the Board’s behalf regarding the services it provides to the Funds. In addition, during its deliberations the Board received an oral presentation from TAM and the Sub-Adviser and was assisted by the advice of Fund counsel. The Independent Trustees were also assisted by the advice of Independent Trustee counsel with whom they met in executive session to discuss the renewal of the Management Agreement and the Investment Sub-Advisory Agreement (the “Agreements”) with respect to each Fund. The Board considered the Agreements for each Fund and the engagement of TAM and the Sub-Adviser separately.

The Trustees evaluated the information provided by the Advisers in connection with the Board’s consideration of the renewal of the Agreements in light of the legal advice furnished to them by counsel and their own business judgment. In this respect, the Board considered, among other matters: (1) the nature, extent and quality of the services provided to the Funds by TAM and the Sub-Adviser under the Agreements, including, in light of the index-tracking objective of each Fund, information on the performance of each Fund relative to its target index; (2) the costs of the services provided to the Funds by TAM and the Sub-Adviser and the profitability of each Adviser’s relationship with the Funds; (3) information concerning the advisory fee rate and net total expense ratio of each Fund, including a comparison of each Fund’s advisory fee rate and total expense ratio to those of a group of comparable exchange-traded funds (“ETFs”) identified by Broadridge Financial Solutions, Inc. (“Broadridge”) (each such group, a “peer group”); (4) the extent to which economies of scale may be realized by each Fund as it grows to enable investors to share in the benefits of economies of scale; and (5) other benefits received by TAM (and its affiliates) and the Sub-Adviser (and its affiliates) from their respective relationships with the Funds. In reviewing the information provided for the meeting, the Board recognized that the evaluation process with respect to TAM and the Sub-Adviser was an ongoing one and, in this regard, the Board considered information provided by TAM and the Sub-Adviser at regularly scheduled meetings throughout the year.

The nature, extent and quality of the advisory services provided, including performance. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser under the Agreements. In this regard, the Board considered the investment objective and strategy of each Fund, including the unique and dynamic nature of each Fund’s target index. The Board noted that each target index was designed to provide a type of risk-adjusted returns and, to do so, may allocate (and reallocate) weights among multiple asset classes, including equity and fixed income securities and cash, as frequently as daily, depending on market volatility. The Board noted, however, that, in order to track the target indexes, the Sub-Adviser may be required to shift each Fund’s allocations among multiple asset classes as frequently as daily and, in this regard, may be required to more actively manage the portfolio than if the Funds sought to track traditional passive indexes. The Board also considered TAM’s oversight responsibilities with respect to each Fund, including of the Sub-Adviser’s trading on behalf of the Funds to implement their dynamic investment strategies, and of the Funds’ other service providers. The Board noted the continuous and extensive nature of TAM’s services to the Funds and the consistent and regular services provided to the Funds by the Sub-Adviser. The Board also noted the experience, capability and integrity of the TAM and Sub-Adviser personnel involved with the Funds and, in particular, the professional qualifications of the Sub-Adviser’s portfolio management team, including the Sub-Adviser’s experience implementing managed risk strategies and the Sub-Adviser’s usage of derivatives on behalf of the Funds in order to equitize cash and manage the Funds’ tax positions. Further, the Board considered the financial position of TAM and the Sub-Adviser in order to confirm their ability to continue to meet their obligations to the Funds and provide a high level of services to the Funds under the Agreements.

The Board also considered the compliance and operational resources of TAM and the Sub-Adviser. In this regard, the Board reviewed a written report from the Trust’s chief compliance officer (“CCO”) setting forth her annual assessment of TAM’s and the Sub-Adviser’s compliance programs, which reflected the CCO’s conclusion that each of TAM and the Sub-Adviser maintained a robust compliance program with respect to the Funds. With respect to TAM’s compliance policies and procedures, in particular, the Board considered TAM’s recent and on-going implementation of various enhancements to its compliance program, including creative and well-received employee training initiatives and the successful integration of additional experienced compliance personnel within TAM. The Trustees also considered TAM’s operational infrastructure, including its risk management, technology and cybersecurity controls and systems. In this regard, the Trustees noted the seamless transition of both TAM and Sub-Adviser personnel to remote work environments, as well as their successful establishment of long-term remote operations to service the Funds, in connection with the novel coronavirus pandemic.

Transamerica ETF Trust	Semi-Annual Report 2020

Approval of the Management Agreement and Investment Sub-Advisory Agreement (continued)

The Board considered the performance of each Fund in light of its investment objective of seeking to replicate the performance results of its target index and in light of each target index being designed to provide a type of risk-adjusted returns. The Board noted that, as of March 31, 2020, each Fund had outperformed the non-risk managed version of its target index since its inception on a total return and average annual total return basis. The Board also noted the impact of recent market conditions, including historic levels of market volatility, on the Funds’ performance. In addition, the Board reviewed the Funds’ daily tracking differences and annualized tracking errors, including fair value adjusted tracking errors, as well as the Funds’ daily tracking difference tolerance bands and maximum expected tracking error, including how the tolerance bands and maximum expected tracking error were established and how consistently the Funds operated within these established parameters. On the basis of this and other information, the Board concluded that, under the Agreements, TAM and Sub-Adviser were providing an appropriate level of investment management services to the Funds and that the Funds could benefit from their continued management.

Management fees, sub-advisory fees and net expense ratios. The Board considered the management and sub-advisory fee rates and total expense ratios of each of the Funds, including information comparing the management fee rate and total expense ratio of each Fund to the management fee rates and total expense ratios of its peer group, as identified by Broadridge. The Board noted that the management fee paid to TAM is a “unitary” fee, meaning that TAM is responsible for paying all expenses of the Funds out of the management fee (other than those expenses specifically excluded in the Management Agreement), including the sub-advisory fee. The Board observed that the actual management fee rate and total expense ratio of each Fund is higher than the median of its peer group. In considering the reasonableness of the Funds’ management fee rates, the Board noted the complexity of the portfolio management services required by each Fund in order to continuously track its target index, given the managed risk nature of each target index and its frequent reallocation of weights among three asset classes. In addition, the Board considered TAM’s explanation of the differences between each Fund and the ETFs in its peer group, including that most such ETFs do not track dynamic indexes with allocations to multiple asset classes. Accordingly, the Board considered the contrast between the extent of the services provided by TAM and the Sub-Adviser to the Funds and those provided by the investment managers to the other ETFs in the Funds’ peer groups.

The Board considered the different management fee rates paid by the Funds under the Management Agreement. The Board noted TAM’s representation that DMRI and DMRE, as a result of tracking foreign securities indexes, required more attention to trade and fair value, which factors were considered by TAM when proposing the management fee rates. The Board also noted TAM’s representation that, due to competitive considerations, TAM proposed a relatively lower management fee rate for DMRL. In connection with their review of the Funds’ management fee rates, the Board considered the number of constituents in and number of corporate actions typically associated with each Fund’s target index, as well as the liquidity of such constituents. The Board recognized that the Advisers’ activities on behalf of Funds that seek to track target indexes whose constituents are less liquid and/or normally experience higher corporate action rates may require a higher level of attention from the Sub-Adviser and TAM and, therefore, may warrant higher management fees.

The Board reviewed the portion of each Fund’s management fee retained by TAM and the portion paid by TAM to the Sub-Adviser, noting the specific services provided by each of TAM and the Sub-Adviser for the portion of the management fee received under the Agreements. The Board noted that TAM’s services include, among others, oversight of the services provided by the Funds’ custodian, transfer agent, independent accountant and legal counsel and supervision of the Funds’ recordkeeping and shareholder relations functions. In this regard, the Trustees considered that TAM provides supervisory, compliance and administrative services to each Fund and must continuously devote resources to the Funds’ investment, operational, enterprise, legal, regulatory and compliance functions. Further, the Board considered that TAM had made, and was continuing to make, significant commitments to the Funds’ success, including by hiring investment, legal, compliance and distribution personnel with extensive experience in the ETF industry. The Board noted that TAM’s commitment of resources to the Funds resulted in it assuming entrepreneurial risk, for which it may reasonably seek to be compensated.

With respect to TAM’s oversight of the Sub-Adviser, in particular, the Board noted that TAM, as a “manager of managers,” must select, oversee and monitor the Sub-Adviser, as well as negotiate a sub-advisory fee rate for each Fund. In reviewing the fairness of each Fund’s sub-advisory fee rate, the Board observed that TAM pays the fee directly out of its management fee and, as a result, the sub-advisory fee rate materially impacts the profitability of the Funds’ to TAM. Accordingly, the Board reasoned that TAM would have negotiated at arm’s length for a competitive rate. The Board considered, however, the potential conflicts of interest posed by the relationship between TAM and its affiliates and the Sub-Adviser and its affiliates, as well as TAM’s and the Funds’ disclosure and mitigation of such potential conflicts. On the basis of these and other considerations, the Board determined that the management fee rate paid by each Fund to TAM, including as portioned between TAM and the Sub-Adviser under the Agreements, was reasonable in light of the services provided and to be provided and the risks borne and to be borne by TAM and the Sub-Adviser, respectively.

The cost of advisory services provided and the level of profitability. The Board considered the profitability data provided by TAM and the Sub-Adviser. With respect to the profitability of the Funds to TAM, the Board reviewed aggregate and per Fund profitability data, including the management fees earned by TAM and the expenses paid by TAM out of such management fees, in each case on a per Fund and aggregated basis. In this regard, the Board noted that the majority of the assets under management in the Funds had

Transamerica ETF Trust	Semi-Annual Report 2020

Approval of the Management Agreement and Investment Sub-Advisory Agreement (continued)

been invested by mutual funds advised by TAM and that TAM had implemented waivers with respect to a portion of such investments. In addition, the Board considered the nature and amount of direct and indirect expenses attributed by TAM to each Fund, and TAM’s explanation of how such expenses were calculated. The Board observed that TAM’s continued investment in internal ETF resources, including the hiring of experienced ETF legal, compliance, investment and distribution personnel, contributed to such expenses and benefitted the Funds but limited the profitability of the Funds, as a group, and of each Fund, individually, to TAM.

With respect to the profitability of the Funds to the Sub-Adviser, the Board noted that each Fund appeared to be profitable. The Board considered, however, that the Sub-Adviser was paid directly by TAM out of TAM’s management fees and, therefore, TAM could be assumed to have negotiated a competitive sub-advisory fee rate that would ensure that no Fund was unreasonably profitable to the Sub-Adviser. Based on this information, the Board determined that the profitability of TAM and the Sub-Adviser from their respective relationships with each Fund was not excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Funds grow. The Board evaluated the extent to which the management fee payable under the Management Agreement reflects economies of scale or will permit economies of scale to be realized in the future. In this regard, the Board considered the assets under management in the Funds, including third party assets under management. The Board also considered TAM’s continued investment in its ETF business, including its recent hiring of personnel with extensive ETF experience, noting that an adviser’s commitment of resources and reinvestment in its fund business represents one means of sharing economies of scale with fund shareholders. Based upon its review, the Board observed that, to the extent that the Funds could be deemed to be operating at economies of scale, TAM was effectively sharing such economies with the Funds; however, in light of the Funds’ assets under management, the Board concluded that the Funds were not currently experiencing economies of scale and that, as each Fund grows, the Board will have the opportunity to re-evaluate any economies of scale.

Benefits to the Advisers and their affiliates from their relationship with the Funds. The Board considered other benefits derived by TAM and its affiliates and, separately, by the Sub-Adviser and its affiliates from their respective relationships with the Funds. The Board noted that TAM would not realize soft dollar benefits from its relationships with the Funds, but that the Sub-Adviser could engage in soft dollar arrangements consistent with applicable law and “best execution” requirements and that under such circumstances, the Sub-Adviser would derive some fall-out benefits from its relationship with the Funds. The Board also considered the benefits to TAM and the Sub-Adviser of investments in the Funds by such other funds that they, respectively, manage and sub-advise. In light of certain partial waivers of fees otherwise earned by TAM (and passed through to the Sub-Adviser) in connection with the investment by other funds in the Funds, the Board concluded that, under the totality of the circumstances, the fall-out benefits enjoyed by TAM and the Sub-Adviser in connection with the Funds were not unreasonable.

Conclusion. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from TAM and the Sub-Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreements, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Transamerica ETF Trust	Semi-Annual Report 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica ETF Trust (the “Trust”) (collectively, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 10, 2020 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation, including any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also described the Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Funds’ holdings, a HLIM was not currently required for the Funds in the Trust. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions, (3) holdings of cash and cash equivalents, borrowings and other funding sources and (4) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica ETF Trust	Semi-Annual Report 2020

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica ETF Trust’s proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-316-8077 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-316-8077; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.deltashares.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica ETF Trust’s Annual Report, the Transamerica ETF Trust’s Prospectus, and other required documents that keep you informed regarding your Funds. The Trust will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-316-8077, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Premium/Discount Information

Information about differences between the per share net asset value of each Fund and the closing price of shares of each Fund are available, without charge, at www.deltashares.com.

Transamerica ETF Trust	Semi-Annual Report 2020

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-316-8077 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica ETF Trust	Semi-Annual Report 2020

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

The Transamerica ETF Trust is advised by Transamerica Asset Management, Inc. and distributed by Foreside Fund Services, LLC., Member of FINRA

259281 06/20

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not Applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica ETF Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 3, 2020

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date:	September 3, 2020

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer